UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Mortgage Securities Fund

Semi-Annual Report

February 28, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 28, 2022

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	2.4
1 - 1.99%	4.5
2 - 2.99%	42.4
3 - 3.99%	27.2
4 - 4.99%	8.3
5 - 5.99%	1.0
6 - 6.99%	0.3
7% and above	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Mortgage Securities	105.9%
CMOs and Other Mortgage Related Securities	8.5%
U.S. Treasury Obligations	0.7%
Asset-Backed Securities	0.8%
Short-Term Investments and Net Other Assets (Liabilities)***	(15.9)%

 * Foreign investments - 0.4%

 ** Futures and Swaps - 2.4%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.7%
U.S. Treasury Bonds 2% 11/15/41 (a)	600	574
U.S. Treasury Notes 1.375% 11/15/31 (a)	6,451	6,184
		6,758
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,972)		6,758

U.S. Government Agency - Mortgage Securities - 117.0%
Fannie Mae - 41.3%
12 month U.S. LIBOR + 1.440% 1.82% 4/1/37 (b)(c)	16	17
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (b)(c)	16	17
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (b)(c)	18	19
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (b)(c)	3	3
12 month U.S. LIBOR + 1.630% 1.945% 11/1/36 (b)(c)	6	6
12 month U.S. LIBOR + 1.640% 1.881% 5/1/36 (b)(c)	40	42
12 month U.S. LIBOR + 1.710% 1.927% 8/1/35 (b)(c)	46	48
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (b)(c)	6	6
12 month U.S. LIBOR + 1.730% 2.002% 3/1/40 (b)(c)	16	16
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (b)(c)	17	18
12 month U.S. LIBOR + 1.750% 2.064% 7/1/35 (b)(c)	5	5
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (b)(c)	452	475
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (b)(c)	33	35
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (b)(c)	18	19
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (b)(c)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(c)	45	47
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (b)(c)	8	9
1.5% 6/1/51 to 11/1/51	2,111	1,960
2% 12/1/36 to 3/1/52 (a)	102,960	99,338
2.5% 5/1/31 to 3/1/52	113,614	113,108
3% 7/1/32 to 2/1/52 (a)(d)(e)	94,683	96,716
3.5% 7/1/34 to 1/1/51	69,482	72,198
4% 3/1/39 to 11/1/49	9,084	9,657
4.5% 5/1/25 to 9/1/49	10,460	11,258
5% 8/1/23 to 2/1/49	3,129	3,414
5.237% 8/1/41 (b)	256	279
6.5% 12/1/23 to 5/1/38	188	210
6.633% 2/1/39 (b)	144	156
7% to 7% 7/1/26 to 5/1/30	202	225
7.5% to 7.5% 9/1/22 to 9/1/32	201	230
8% 12/1/29 to 3/1/37	11	13
8.5% 8/1/22 to 3/1/23	1	1
9% 10/1/30	39	44
		409,593
Freddie Mac - 26.4%
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (b)(c)	47	48
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (b)(c)	196	205
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (b)(c)	67	70
12 month U.S. LIBOR + 1.900% 2.167% 10/1/42 (b)(c)	29	30
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (b)(c)	109	115
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (b)(c)	31	32
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (b)(c)	58	61
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (b)(c)	7	8
6 month U.S. LIBOR + 2.020% 2.159% 6/1/37 (b)(c)	156	164
6 month U.S. LIBOR + 2.680% 2.841% 10/1/35 (b)(c)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.356% 5/1/34 (b)(c)	2	2
1.5% 11/1/50 to 10/1/51	3,306	3,069
2% 12/1/36 to 2/1/52	82,442	79,365
2.5% 6/1/31 to 3/1/52	62,884	62,459
3% 4/1/32 to 12/1/51	33,362	34,093
3.5% 3/1/32 to 4/1/50	40,246	41,991
3.5% 8/1/47	39	40
4% 1/1/36 to 3/1/49	28,432	30,106
4% 4/1/48	9	10
4.5% 7/1/25 to 12/1/48	7,170	7,727
5% 7/1/33 to 7/1/41	971	1,059
5.5% 6/1/22	1	1
6% 3/1/24 to 9/1/36	435	485
6.5% 1/1/24 to 9/1/39	442	496
7% 3/1/26 to 9/1/36	278	314
7.5% 1/1/27 to 7/1/34	416	473
		262,427
Ginnie Mae - 26.3%
3% 6/15/42 to 10/20/51	31,426	32,028
3.5% 9/20/40 to 6/20/50	61,173	63,293
4% 7/20/33 to 5/20/49	23,791	25,156
4.5% 8/15/33 to 9/20/46	6,573	7,177
5% 5/15/39 to 4/20/48	1,875	2,069
5.5% 12/15/38 to 9/15/39	181	201
6.5% 10/15/34 to 7/15/36	58	65
7% to 7% 2/15/24 to 4/20/32	248	276
7.5% to 7.5% 9/15/22 to 12/15/29	42	46
8% 11/15/22 to 10/15/25	15	16
8.5% 11/15/27 to 10/15/28	21	24
2% 1/20/52	11,768	11,516
2% 3/1/52 (f)	5,350	5,229
2% 3/1/52 (f)	5,350	5,229
2% 3/1/52 (f)	3,250	3,177
2% 3/1/52 (f)	10,900	10,654
2% 3/1/52 (f)	10,900	10,654
2% 3/1/52 (f)	7,550	7,380
2% 3/1/52 (f)	4,200	4,105
2% 3/1/52 (f)	4,400	4,301
2.5% 7/20/51 to 12/20/51	11,311	11,320
2.5% 3/1/52 (f)	10,500	10,492
2.5% 3/1/52 (f)	10,450	10,442
2.5% 3/1/52 (f)	5,250	5,246
2.5% 3/1/52 (f)	5,250	5,246
2.5% 3/1/52 (f)	7,000	6,995
2.5% 3/1/52 (f)	5,925	5,921
3% 3/1/52 (f)	4,300	4,370
3% 3/1/52 (f)	2,050	2,084
3% 3/1/52 (f)	2,150	2,185
3.5% 3/1/52 (f)	1,200	1,238
3.5% 3/1/52 (f)	500	516
3.5% 3/1/52 (f)	100	103
3.5% 3/1/52 (f)	700	722
3.5% 3/1/52 (f)	600	619
3.5% 3/1/52 (f)	100	103
3.5% 3/1/52 (f)	650	671
3.5% 4/1/52 (f)	650	668
		261,537
Uniform Mortgage Backed Securities - 23.0%
1.5% 3/1/37 (f)	5,850	5,693
1.5% 3/1/37 (f)	500	487
1.5% 3/1/37 (f)	2,650	2,579
1.5% 3/1/37 (f)	3,200	3,114
1.5% 3/1/52 (f)	5,600	5,191
1.5% 3/1/52 (f)	4,450	4,125
1.5% 3/1/52 (f)	4,450	4,125
1.5% 3/1/52 (f)	4,650	4,310
1.5% 3/1/52 (f)	2,350	2,178
1.5% 4/1/52 (f)	1,500	1,388
2% 3/1/37 (f)	7,500	7,443
2% 3/1/37 (f)	9,900	9,824
2% 3/1/37 (f)	2,100	2,084
2% 3/1/37 (f)	4,200	4,168
2% 3/1/37 (f)	2,100	2,084
2% 3/1/37 (f)	2,500	2,481
2% 4/1/37 (f)	7,500	7,429
2% 4/1/37 (f)	6,000	5,944
2% 3/1/52 (f)	4,100	3,931
2% 3/1/52 (f)	14,900	14,284
2% 3/1/52 (f)	13,450	12,894
2% 3/1/52 (f)	9,200	8,820
2% 3/1/52 (f)	2,900	2,780
2% 3/1/52 (f)	5,800	5,560
2% 3/1/52 (f)	3,600	3,451
2% 3/1/52 (f)	2,900	2,780
2% 4/1/52 (f)	1,750	1,675
2.5% 3/1/37 (f)	5,900	5,970
2.5% 3/1/52 (f)	9,900	9,765
2.5% 3/1/52 (f)	125	123
2.5% 3/1/52 (f)	125	123
2.5% 3/1/52 (f)	9,800	9,667
2.5% 3/1/52 (f)	4,975	4,907
2.5% 3/1/52 (f)	1,450	1,430
2.5% 3/1/52 (f)	2,550	2,515
2.5% 3/1/52 (f)	4,700	4,636
2.5% 3/1/52 (f)	3,800	3,748
2.5% 4/1/52 (f)	6,600	6,497
3% 3/1/52 (f)	500	505
3% 3/1/52 (f)	500	505
3% 3/1/52 (f)	2,300	2,322
3% 3/1/52 (f)	1,800	1,818
3% 3/1/52 (f)	5,100	5,150
3% 3/1/52 (f)	500	505
3.5% 3/1/52 (f)	2,750	2,832
3.5% 3/1/52 (f)	1,450	1,493
3.5% 3/1/52 (f)	250	257
3.5% 3/1/52 (f)	800	824
3.5% 3/1/52 (f)	2,300	2,369
3.5% 3/1/52 (f)	1,000	1,030
3.5% 3/1/52 (f)	950	978
3.5% 3/1/52 (f)	3,200	3,296
3.5% 3/1/52 (f)	6,100	6,283
3.5% 3/1/52 (f)	2,000	2,060
3.5% 3/1/52 (f)	1,600	1,648
3.5% 3/1/52 (f)	650	669
4% 3/1/52 (f)	3,450	3,601
4% 3/1/52 (f)	3,450	3,601
4% 3/1/52 (f)	1,100	1,148
4% 3/1/52 (f)	4,600	4,802
		227,899
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,181,068)		1,161,456

Asset-Backed Securities - 0.8%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (g)	$450	$449
Ajax Mortgage Loan Trust Series 2021-C Class A, 2.115% 1/25/61 (g)	717	710
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5369% 10/25/37 (b)(c)(g)	988	990
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (g)	96	96
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (g)	1,098	1,082
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (g)	21	20
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (g)	219	222
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (g)	1,993	1,900
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6411% 3/25/58 (b)(g)	1,039	1,061
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (g)	73	72
Series 2021-2 Class A, 0.91% 6/20/31 (g)	1,229	1,221
TOTAL ASSET-BACKED SECURITIES
(Cost $7,928)		7,823

Collateralized Mortgage Obligations - 4.6%
Private Sponsor - 2.0%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (g)	4,498	4,295
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(g)	716	706
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (g)	$766	$761
Series 2021-HB6 Class A, 0.8983% 6/25/36 (g)	816	812
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (g)	515	513
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(g)	423	421
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4082% 5/27/37 (b)(c)(g)	593	584
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(g)(h)	141	0
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (g)	347	345
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(g)	2,972	2,983
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (g)	856	838
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (g)	1,715	1,700
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(g)	2,104	2,092
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (g)	399	389
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (g)	1,546	1,528
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (g)	1,400	1,380
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8269% 9/25/43 (b)(c)	781	762
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.3798% 9/25/33 (b)	90	88
		20,197
U.S. Government Agency - 2.6%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9131% 12/25/33 (b)(i)(j)	81	18
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	100	107
Series 1999-32 Class PL, 6% 7/25/29	111	119
Series 1999-33 Class PK, 6% 7/25/29	83	90
Series 2001-52 Class YZ, 6.5% 10/25/31	12	13
Series 2005-39 Class TE, 5% 5/25/35	183	200
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.0642% 8/25/35 (b)(j)	7	9
Series 2012-149:
Class DA, 1.75% 1/25/43	88	87
Class GA, 1.75% 6/25/42	96	95
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	108	117
Series 2001-31 Class ZC, 6.5% 7/25/31	47	50
Series 2002-16 Class ZD, 6.5% 4/25/32	21	22
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3631% 11/25/32 (b)(i)(j)	36	3
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	65	3
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4531% 12/25/36 (b)(i)(j)	54	11
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2531% 5/25/37 (b)(i)(j)	26	6
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.2713% 9/25/23 (b)(j)	2	2
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9131% 3/25/33 (b)(i)(j)	18	4
Series 2005-79 Class ZC, 5.9% 9/25/35	161	178
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.4988% 6/25/37 (b)(j)	103	191
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (b)(j)	26	42
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1631% 3/25/38 (b)(i)(j)	144	26
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8631% 12/25/40 (b)(i)(j)	146	23
Class ZA, 4.5% 12/25/40	48	54
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	77	3
Series 2010-150 Class ZC, 4.75% 1/25/41	548	609
Series 2010-95 Class ZC, 5% 9/25/40	1,208	1,339
Series 2011-4 Class PZ, 5% 2/25/41	186	201
Series 2011-67 Class AI, 4% 7/25/26 (i)	21	1
Series 2011-83 Class DI, 6% 9/25/26 (i)	2	0
Series 2012-100 Class WI, 3% 9/25/27 (i)	306	20
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4631% 12/25/30 (b)(i)(j)	56	2
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3631% 6/25/41 (b)(i)(j)	40	1
Series 2013-133 Class IB, 3% 4/25/32 (i)	126	5
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8631% 1/25/44 (b)(i)(j)	90	17
Series 2013-51 Class GI, 3% 10/25/32 (i)	113	8
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5331% 6/25/35 (b)(i)(j)	158	24
Series 2015-42 Class IL, 6% 6/25/45 (i)	583	112
Series 2015-70 Class JC, 3% 10/25/45	737	755
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	338	66
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	43	9
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	27	5
Class 13, 6% 3/25/34 (i)	39	7
Series 359 Class 19, 6% 7/25/35 (b)(i)	23	5
Series 384 Class 6, 5% 7/25/37 (i)	77	13
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	126	136
Series 2104 Class PG, 6% 12/15/28	38	41
Series 2121 Class MG, 6% 2/15/29	49	53
Series 2154 Class PT, 6% 5/15/29	98	106
Series 2162 Class PH, 6% 6/15/29	13	14
Series 2520 Class BE, 6% 11/15/32	82	90
Series 2693 Class MD, 5.5% 10/15/33	1,232	1,306
Series 2802 Class OB, 6% 5/15/34	187	204
Series 3002 Class NE, 5% 7/15/35	118	127
Series 3189 Class PD, 6% 7/15/36	105	118
Series 3415 Class PC, 5% 12/15/37	37	40
Series 3806 Class UP, 4.5% 2/15/41	205	218
Series 3832 Class PE, 5% 3/15/41	514	554
Series 4135 Class AB, 1.75% 6/15/42	72	71
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	18	19
Series 2135 Class JE, 6% 3/15/29	65	70
Series 2274 Class ZM, 6.5% 1/15/31	37	39
Series 2281 Class ZB, 6% 3/15/30	25	27
Series 2357 Class ZB, 6.5% 9/15/31	76	84
Series 2502 Class ZC, 6% 9/15/32	73	81
Series 3871 Class KB, 5.5% 6/15/41	450	501
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4089% 2/15/36 (b)(i)(j)	35	6
Series 1658 Class GZ, 7% 1/15/24	30	32
Series 2013-4281 Class AI, 4% 12/15/28 (i)	131	4
Series 2017-4683 Class LM, 3% 5/15/47	688	701
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0089% 11/15/31 (b)(i)(j)	195	19
Series 2587 Class IM, 6.5% 3/15/33 (i)	38	8
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.5576% 8/15/24 (b)(j)	0	0
Class SD, 86.400% - 1 month U.S. LIBOR 83.9652% 8/15/24 (b)(j)	0	0
Series 2933 Class ZM, 5.75% 2/15/35	378	423
Series 2935 Class ZK, 5.5% 2/15/35	442	487
Series 2947 Class XZ, 6% 3/15/35	202	225
Series 2996 Class ZD, 5.5% 6/15/35	246	272
Series 3237 Class C, 5.5% 11/15/36	359	391
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4689% 11/15/36 (b)(i)(j)	128	25
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5589% 3/15/37 (b)(i)(j)	175	38
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5689% 4/15/37 (b)(i)(j)	252	50
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3889% 6/15/37 (b)(i)(j)	114	19
Series 3949 Class MK, 4.5% 10/15/34	85	90
Series 4055 Class BI, 3.5% 5/15/31 (i)	133	5
Series 4149 Class IO, 3% 1/15/33 (i)	58	5
Series 4314 Class AI, 5% 3/15/34 (i)	51	2
Series 4427 Class LI, 3.5% 2/15/34 (i)	325	27
Series 4471 Class PA 4% 12/15/40	490	508
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	49	52
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	915	981
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	248	265
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5643% 6/16/37 (b)(i)(j)	59	11
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 7/20/60 (b)(c)(k)	145	145
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4013% 9/20/60 (b)(c)(k)	176	175
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4013% 8/20/60 (b)(c)(k)	155	155
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 4/20/61 (b)(c)(k)	55	55
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7513% 5/20/61 (b)(c)(k)	5	5
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5617% 1/20/49 (b)(c)	224	225
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6617% 10/20/49 (b)(c)	351	352
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.6117% 12/20/49 (b)(c)	1,590	1,603
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.6117% 2/20/49 (b)(c)	737	743
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5617% 5/20/49 (b)(c)	179	181
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6617% 8/20/49 (b)(c)	548	554
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5617% 3/20/50 (b)(c)	1,463	1,469
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6766% 12/20/40 (b)(j)	484	526
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	28	2
Series 2016-69 Class WA, 3% 2/20/46	278	283
Series 2017-134 Class BA, 2.5% 11/20/46	108	109
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	177	184
Series 2010-160 Class DY, 4% 12/20/40	900	935
Series 2010-170 Class B, 4% 12/20/40	202	210
Series 2017-139 Class BA, 3% 9/20/47	1,155	1,180
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3743% 5/16/34 (b)(i)(j)	112	17
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0743% 8/17/34 (b)(i)(j)	37	7
Series 2011-52 Class HI, 7% 4/16/41 (i)	438	79
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5743% 6/16/42 (b)(i)(j)	199	35
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.4511% 4/20/39 (b)(j)	12	12
Series 2013-149 Class MA, 2.5% 5/20/40	863	885
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	11	11
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.72% 8/20/66 (b)(c)(k)	2,106	2,089
		25,443
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $45,987)		45,640

Commercial Mortgage Securities - 3.9%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (g)	525	522
Series 2019-BPR Class BNM, 3.465% 11/5/32 (g)	118	116
BANK:
Series 2020-BN25 Class XB, 0.4398% 1/15/63 (b)(i)	14,100	457
Series 2021-BN33 Class XA, 1.0613% 5/15/64 (b)(i)	7,332	541
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7822% 12/15/62 (b)(i)	26,191	1,100
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (b)(c)(g)	550	546
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.941% 9/15/26 (b)(c)(g)	1,525	1,495
BX Trust floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (b)(c)(g)	550	547
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (b)(c)(g)	390	385
Class B, 1 month U.S. LIBOR + 1.250% 1.4411% 11/15/36 (b)(c)(g)	500	492
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (b)(c)(g)	1,299	1,284
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8805% 9/10/58 (b)(i)	16,451	441
Series 2016-P6 Class XA, 0.5702% 12/10/49 (b)(i)	12,961	304
Series 2019-GC41 Class XA, 1.0556% 8/10/56 (b)(i)	2,985	179
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (g)	304	307
Series 2014-CR20 Class XA, 0.9843% 11/10/47 (b)(i)	3,814	80
Series 2014-LC17 Class XA, 0.7008% 10/10/47 (b)(i)	11,946	181
Series 2014-UBS6 Class XA, 0.8554% 12/10/47 (b)(i)	9,325	184
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (g)	672	676
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (b)(c)(g)	921	912
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.891% 9/15/31 (b)(c)(g)	6,031	5,973
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.29% 10/15/31 (b)(c)(g)	562	555
Series 2014-GC20 Class XA, 0.9874% 4/10/47 (b)(i)	3,213	55
Series 2015-GC34 Class XA, 1.2199% 10/10/48 (b)(i)	8,092	293
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	700	710
Series 2014-C19 Class XA, 0.6539% 4/15/47 (b)(i)	2,769	33
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	200	200
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (g)	899	918
Class XAFX, 1.116% 7/5/33 (b)(g)(i)	7,720	98
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (b)(c)(g)	1,418	1,390
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 7/15/38 (b)(c)(g)	673	659
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.992% 4/15/38 (b)(c)(g)	7,000	6,899
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0466% 10/15/48 (b)(i)	9,611	275
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.041% 8/15/33 (b)(c)(g)	1,830	1,817
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (g)	1,140	1,143
Series 2019-MEAD Class B, 3.1771% 11/10/36 (b)(g)	165	162
Series 2021-L6 Class XA, 1.2365% 6/15/54 (b)(i)	2,200	177
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (b)(c)(g)	1,138	1,115
Class B, 1 month U.S. LIBOR + 1.070% 1.2709% 11/15/38 (b)(c)(g)	652	639
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0116% 12/15/50 (b)(i)	12,798	567
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9127% 4/10/46 (b)(c)(g)	1,140	1,136
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (b)(c)(g)	925	916
sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	900	891
Series 2015-C31 Class XA, 0.9657% 11/15/48 (b)(i)	8,210	242
Series 2017-C42 Class XA, 0.8736% 12/15/50 (b)(i)	15,333	669
Series 2018-C46 Class XA, 0.9348% 8/15/51 (b)(i)	9,825	382
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.845% 11/15/47 (b)(i)	5,989	114
Series 2014-LC14 Class XA, 1.2464% 3/15/47 (b)(i)	6,085	115
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $39,549)		38,892
	Shares	Value (000s)

Money Market Funds - 7.3%
Fidelity Cash Central Fund 0.07% (l)
(Cost $72,395)	72,380,131	72,395
TOTAL INVESTMENT IN SECURITIES - 134.3%
(Cost $1,353,899)		1,332,964
NET OTHER ASSETS (LIABILITIES) - (34.3)%		(340,201)
NET ASSETS - 100%		$992,763

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 3/1/52	$(4,100)	$(4,007)
2.5% 3/1/52	(3,800)	(3,797)
3% 3/1/52	(2,300)	(2,338)
3.5% 3/1/52	(3,850)	(3,973)
3.5% 4/1/52	(650)	(668)

TOTAL GINNIE MAE		(14,783)

Uniform Mortgage Backed Securities
1.5% 3/1/37	(3,200)	(3,114)
1.5% 3/1/37	(3,150)	(3,065)
1.5% 3/1/37	(3,200)	(3,114)
1.5% 3/1/37	(2,650)	(2,579)
2% 3/1/37	(7,500)	(7,443)
2% 3/1/52	(10,450)	(10,021)
2% 3/1/52	(10,300)	(9,874)
2% 3/1/52	(5,100)	(4,889)
2% 3/1/52	(4,500)	(4,314)
2% 3/1/52	(1,750)	(1,678)
2% 3/1/52	(3,350)	(3,212)
2% 3/1/52	(400)	(383)
2% 3/1/52	(1,050)	(1,007)
2.5% 3/1/52	(9,400)	(9,272)
2.5% 3/1/52	(6,600)	(6,510)
3% 3/1/52	(250)	(252)
3% 3/1/52	(250)	(252)
3% 3/1/52	(500)	(505)
3% 3/1/52	(1,750)	(1,767)
3% 3/1/52	(4,700)	(4,746)
3% 3/1/52	(1,500)	(1,515)
3% 3/1/52	(1,250)	(1,262)
3% 3/1/52	(150)	(151)
3.5% 3/1/52	(4,500)	(4,635)
3.5% 3/1/52	(5,250)	(5,407)
3.5% 3/1/52	(4,600)	(4,738)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(95,705)

TOTAL TBA SALE COMMITMENTS
(Proceeds $110,462)		$(110,488)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	10	June 2022	$1,274	$(1)	$(1)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	73	June 2022	15,712	50	50

TOTAL PURCHASED					49

Sold
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	191	June 2022	22,592	(137)	(137)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	252	June 2022	39,485	(519)	(519)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	7	June 2022	1,302	(13)	(13)

TOTAL SOLD					(669)

TOTAL FUTURES CONTRACTS					$(620)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

The notional amount of futures sold as a percentage of Net Assets is 6.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $120,558,000.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$18,610	$28	$0	$28
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,970	6	(30)	(24)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	540	3	3	6
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,230	17	15	32
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,500	8	1	9
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	2,880	15	(4)	11
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	370	2	2	4
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,470	8	8	16
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	0	7	(7)	0

TOTAL CREDIT DEFAULT SWAPS						$94	$(12)	$82

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2027	$10,943	$(211)	$0	$(211)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2052	778	(50)	0	(50)

TOTAL INTEREST RATE SWAPS							$(261)	$0	$(261)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,363,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,465,000.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $341,000.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,872,000 or 5.8% of net assets.

 (h) Level 3 security

 (i) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$325,834	$225,018	$478,457	$71	$--	$--	$72,395	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	--	69,765	69,765	2	--	--	--	0.0%
Total	$325,834	$294,783	$548,222	$73	$--	$--	$72,395

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$6,758	$--	$6,758	$--
U.S. Government Agency - Mortgage Securities	1,161,456	--	1,161,456	--
Asset-Backed Securities	7,823	--	7,823	--
Collateralized Mortgage Obligations	45,640	--	45,640	--
Commercial Mortgage Securities	38,892	--	38,892	--
Money Market Funds	72,395	72,395	--	--
Total Investments in Securities:	$1,332,964	$72,395	$1,260,569	$--
Derivative Instruments:
Assets
Futures Contracts	$50	$50	$--	$--
Swaps	94	--	94	--
Total Assets	$144	$50	$94	$--
Liabilities
Futures Contracts	$(670)	$(670)	$--	$--
Swaps	(261)	--	(261)	--
Total Liabilities	$(931)	$(670)	$(261)	$--
Total Derivative Instruments:	$(787)	$(620)	$(167)	$--
Other Financial Instruments:
TBA Sale Commitments	$(110,488)	$--	$(110,488)	$--
Total Other Financial Instruments:	$(110,488)	$--	$(110,488)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$94	$0
Total Credit Risk	94	0
Interest Rate Risk
Futures Contracts(b)	50	(670)
Swaps(c)	0	(261)
Total Interest Rate Risk	50	(931)
Total Value of Derivatives	$144	$(931)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,281,504)	$1,260,569
Fidelity Central Funds (cost $72,395)	72,395
Total Investment in Securities (cost $1,353,899)		$1,332,964
Receivable for investments sold
Regular delivery		874
Delayed delivery		5,219
Receivable for TBA sale commitments		110,462
Receivable for fund shares sold		3,637
Interest receivable		2,257
Distributions receivable from Fidelity Central Funds		5
Receivable for daily variation margin on centrally cleared OTC swaps		104
Bi-lateral OTC swaps, at value		94
Receivable from investment adviser for expense reductions		4
Total assets		1,455,620
Liabilities
Payable for investments purchased
Regular delivery	$11,818
Delayed delivery	336,779
TBA sale commitments, at value	110,488
Payable for swaps	7
Payable for fund shares redeemed	2,297
Distributions payable	74
Accrued management fee	246
Distribution and service plan fees payable	11
Payable for daily variation margin on futures contracts	1,006
Other affiliated payables	129
Other payables and accrued expenses	2
Total liabilities		462,857
Net Assets		$992,763
Net Assets consist of:
Paid in capital		$1,028,431
Total accumulated earnings (loss)		(35,668)
Net Assets		$992,763
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($30,569 ÷ 2,772 shares)(a)		$11.03
Maximum offering price per share (100/96.00 of $11.03)		$11.49
Class M:
Net Asset Value and redemption price per share ($11,266 ÷ 1,020 shares)(a)		$11.05
Maximum offering price per share (100/96.00 of $11.05)		$11.51
Class C:
Net Asset Value and offering price per share ($3,182 ÷ 291 shares)(a)		$10.93
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($832,646 ÷ 75,193 shares)		$11.07
Class I:
Net Asset Value, offering price and redemption price per share ($36,767 ÷ 3,333 shares)		$11.03
Class Z:
Net Asset Value, offering price and redemption price per share ($78,333 ÷ 7,093 shares)		$11.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$6,052
Income from Fidelity Central Funds (including $2 from security lending)		73
Total income		6,125
Expenses
Management fee	$1,630
Transfer agent fees	561
Distribution and service plan fees	72
Fund wide operations fee	292
Independent trustees' fees and expenses	2
Total expenses before reductions	2,557
Expense reductions	(20)
Total expenses after reductions		2,537
Net investment income (loss)		3,588
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,137)
Futures contracts	3,784
Swaps	(181)
Total net realized gain (loss)		(5,534)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(34,039)
Futures contracts	(579)
Swaps	(136)
TBA sale commitments	434
Total change in net unrealized appreciation (depreciation)		(34,320)
Net gain (loss)		(39,854)
Net increase (decrease) in net assets resulting from operations		$(36,266)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,588	$3,905
Net realized gain (loss)	(5,534)	7,683
Change in net unrealized appreciation (depreciation)	(34,320)	(11,478)
Net increase (decrease) in net assets resulting from operations	(36,266)	110
Distributions to shareholders	(8,525)	(15,752)
Share transactions - net increase (decrease)	(191,634)	303,327
Total increase (decrease) in net assets	(236,425)	287,685
Net Assets
Beginning of period	1,229,188	941,503
End of period	$992,763	$1,229,188

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$11.66	$11.37	$10.89	$11.30	$11.44
Income from Investment Operations
Net investment income (loss)A,B	.019	(.002)	.174	.257	.226	.185
Net realized and unrealized gain (loss)	(.408)	(.029)	.330	.465	(.353)	(.124)
Total from investment operations	(.389)	(.031)	.504	.722	(.127)	.061
Distributions from net investment income	(.034)	(.028)C	(.214)	(.242)	(.283)	(.201)
Distributions from net realized gain	(.037)	(.111)C	–	–	–	–
Total distributions	(.071)	(.139)	(.214)	(.242)	(.283)	(.201)
Net asset value, end of period	$11.03	$11.49	$11.66	$11.37	$10.89	$11.30
Total ReturnD,E,F	(3.40)%	(.27)%	4.49%	6.73%	(1.13)%	.56%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.79%I	.78%	.79%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.79%I	.78%	.79%	.80%	.79%	.79%
Expenses net of all reductions	.79%I	.78%	.79%	.80%	.79%	.79%
Net investment income (loss)	.33%I	(.01)%	1.51%	2.33%	2.05%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$31	$33	$29	$29	$27	$35
Portfolio turnover rateJ	711%I	1,032%	741%K	680%K	363%	357%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$11.68	$11.40	$10.91	$11.32	$11.46
Income from Investment Operations
Net investment income (loss)A,B	.018	(.003)	.173	.257	.226	.184
Net realized and unrealized gain (loss)	(.417)	(.018)	.321	.475	(.354)	(.123)
Total from investment operations	(.399)	(.021)	.494	.732	(.128)	.061
Distributions from net investment income	(.034)	(.028)C	(.214)	(.242)	(.282)	(.201)
Distributions from net realized gain	(.037)	(.111)C	–	–	–	–
Total distributions	(.071)	(.139)	(.214)	(.242)	(.282)	(.201)
Net asset value, end of period	$11.05	$11.52	$11.68	$11.40	$10.91	$11.32
Total ReturnD,E,F	(3.48)%	(.18)%	4.38%	6.80%	(1.13)%	.55%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.80%I	.79%	.80%	.81%	.80%	.79%
Expenses net of fee waivers, if any	.80%I	.79%	.80%	.81%	.80%	.79%
Expenses net of all reductions	.80%I	.79%	.80%	.81%	.80%	.79%
Net investment income (loss)	.33%I	(.02)%	1.51%	2.33%	2.04%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$11	$12	$14	$15	$15	$20
Portfolio turnover rateJ	711%I	1,032%	741%K	680%K	363%	357%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.64	$11.36	$10.87	$11.28	$11.42
Income from Investment Operations
Net investment income (loss)A,B	(.027)	(.092)	.084	.177	.144	.100
Net realized and unrealized gain (loss)	(.416)	(.018)	.320	.473	(.353)	(.123)
Total from investment operations	(.443)	(.110)	.404	.650	(.209)	(.023)
Distributions from net investment income	(.010)	(.007)C	(.124)	(.160)	(.201)	(.117)
Distributions from net realized gain	(.037)	(.103)C	–	–	–	–
Total distributions	(.047)	(.110)	(.124)	(.160)	(.201)	(.117)
Net asset value, end of period	$10.93	$11.42	$11.64	$11.36	$10.87	$11.28
Total ReturnD,E,F	(3.89)%	(.95)%	3.59%	6.04%	(1.86)%	(.19)%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.61%I	1.56%	1.58%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.61%I	1.56%	1.58%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.61%I	1.56%	1.58%	1.54%	1.54%	1.54%
Net investment income (loss)	(.48)%I	(.80)%	.73%	1.61%	1.30%	.89%
Supplemental Data
Net assets, end of period (in millions)	$3	$4	$6	$5	$9	$13
Portfolio turnover rateJ	711%I	1,032%	741%K	680%K	363%	357%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.69	$11.40	$10.91	$11.33	$11.47
Income from Investment Operations
Net investment income (loss)A,B	.038	.037	.214	.298	.264	.223
Net realized and unrealized gain (loss)	(.421)	(.025)	.331	.474	(.363)	(.123)
Total from investment operations	(.383)	.012	.545	.772	(.099)	.100
Distributions from net investment income	(.050)	(.042)C	(.255)	(.282)	(.321)	(.240)
Distributions from net realized gain	(.037)	(.120)C	–	–	–	–
Total distributions	(.087)	(.162)	(.255)	(.282)	(.321)	(.240)
Net asset value, end of period	$11.07	$11.54	$11.69	$11.40	$10.91	$11.33
Total ReturnD,E	(3.33)%	.10%	4.84%	7.19%	(.87)%	.90%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.45%H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.67%H	.32%	1.86%	2.69%	2.39%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$833	$1,003	$819	$696	$894	$926
Portfolio turnover rateI	711%H	1,032%	741%J	680%J	363%	357%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$11.64	$11.36	$10.87	$11.28	$11.43
Income from Investment Operations
Net investment income (loss)A,B	.034	.030	.211	.292	.259	.218
Net realized and unrealized gain (loss)	(.420)	(.012)	.319	.475	(.353)	(.134)
Total from investment operations	(.386)	.018	.530	.767	(.094)	.084
Distributions from net investment income	(.047)	(.040)C	(.250)	(.277)	(.316)	(.234)
Distributions from net realized gain	(.037)	(.118)C	–	–	–	–
Total distributions	(.084)	(.158)	(.250)	(.277)	(.316)	(.234)
Net asset value, end of period	$11.03	$11.50	$11.64	$11.36	$10.87	$11.28
Total ReturnD,E	(3.37)%	.16%	4.72%	7.17%	(.83)%	.76%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.52%H	.51%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.52%H	.51%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.52%H	.51%	.48%	.49%	.49%	.49%
Net investment income (loss)	.61%H	.26%	1.82%	2.65%	2.35%	1.94%
Supplemental Data
Net assets, end of period (in millions)	$37	$51	$23	$47	$56	$73
Portfolio turnover rateI	711%H	1,032%	741%J	680%J	363%	357%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$11.65	$11.37	$10.80
Income from Investment Operations
Net investment income (loss)B,C	.043	.047	.225	.245
Net realized and unrealized gain (loss)	(.420)	(.018)	.319	.589
Total from investment operations	(.377)	.029	.544	.834
Distributions from net investment income	(.056)	(.046)D	(.264)	(.264)
Distributions from net realized gain	(.037)	(.123)D	–	–
Total distributions	(.093)	(.169)	(.264)	(.264)
Net asset value, end of period	$11.04	$11.51	$11.65	$11.37
Total ReturnE,F	(3.29)%	.25%	4.85%	7.82%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.40%I	.40%	.40%	.39%I
Expenses net of fee waivers, if any	.36%I	.36%	.36%	.36%I
Expenses net of all reductions	.36%I	.36%	.36%	.36%I
Net investment income (loss)	.76%I	.41%	1.95%	2.76%I
Supplemental Data
Net assets, end of period (in millions)	$78	$127	$52	$105
Portfolio turnover rateJ	711%I	1,032%	741%K	680%K

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,348
Gross unrealized depreciation	(27,111)
Net unrealized appreciation (depreciation)	$(21,763)
Tax cost	$1,353,902

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(183)	$347
Total Credit Risk	$(183)	$347
Interest Rate Risk
Futures Contracts	3,784	(579)
Swaps	2	(483)
Total Interest Rate Risk	3,786	(1,062)
Totals	$3,603	$(715)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	2,762,927	2,974,092

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$40	$4
Class M	-%	.25%	15	–(a)
Class C	.75%	.25%	17	2
			$72	$6

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1
Class M	–(a)
Class C	–(a)
$1

 (a) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$30.19
Class M	11.19
Class C	4.25
Fidelity Mortgage Securities Fund	457.10
Class I	35.16
Class Z	24.05
	$561

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Advisor Mortgage Securities Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Mortgage Securities Fund	$–(a)	$–	$–

 (a) In the amount of less than five hundred dollars.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$20

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by less than five hundred dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Advisor Mortgage Securities Fund
Distributions to shareholders
Class A	$202	$366
Class M	73	161
Class C	15	55
Fidelity Mortgage Securities Fund	7,200	13,747
Class I	307	377
Class Z	728	1,046
Total	$8,525	$15,752

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Advisor Mortgage Securities Fund
Class A
Shares sold	102	963	$1,147	$11,109
Reinvestment of distributions	17	29	189	338
Shares redeemed	(256)	(538)	(2,889)	(6,186)
Net increase (decrease)	(137)	454	$(1,553)	$5,261
Class M
Shares sold	26	88	$292	$1,015
Reinvestment of distributions	6	14	72	159
Shares redeemed	(60)	(222)	(687)	(2,554)
Net increase (decrease)	(28)	(120)	$(323)	$(1,380)
Class C
Shares sold	25	84	$270	$975
Reinvestment of distributions	1	5	15	55
Shares redeemed	(59)	(241)	(655)	(2,758)
Net increase (decrease)	(33)	(152)	$(370)	$(1,728)
Fidelity Mortgage Securities Fund
Shares sold	15,115	64,612	$170,818	$747,737
Reinvestment of distributions	549	1,079	6,232	12,489
Shares redeemed	(27,347)	(48,934)	(309,477)	(563,473)
Net increase (decrease)	(11,683)	16,757	$(132,427)	$196,753
Class I
Shares sold	896	3,689	$10,151	$42,411
Reinvestment of distributions	26	30	294	349
Shares redeemed	(1,999)	(1,250)	(22,708)	(14,383)
Net increase (decrease)	(1,077)	2,469	$(12,263)	$28,377
Class Z
Shares sold	2,913	13,602	$32,950	$156,784
Reinvestment of distributions	57	82	647	951
Shares redeemed	(6,890)	(7,110)	(78,295)	(81,691)
Net increase (decrease)	(3,920)	6,574	$(44,698)	$76,044

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Advisor Mortgage Securities Fund
Class A	.79%
Actual		$1,000.00	$966.00	$3.85
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class M	.80%
Actual		$1,000.00	$965.20	$3.90
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class C	1.61%
Actual		$1,000.00	$961.10	$7.83
Hypothetical-C		$1,000.00	$1,016.81	$8.05
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$966.70	$2.19
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.52%
Actual		$1,000.00	$966.30	$2.54
Hypothetical-C		$1,000.00	$1,022.22	$2.61
Class Z	.36%
Actual		$1,000.00	$967.10	$1.76
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2021.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AMOR-SANN-0422
1.703540.124

Fidelity Advisor® Limited Term Bond Fund

Semi-Annual Report

February 28, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	14.1%
AAA	17.0%
AA	2.4%
A	24.6%
BBB	32.5%
BB and Below	3.3%
Not Rated	4.7%
Short-Term Investments and Net Other Assets	1.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Corporate Bonds	58.7%
U.S. Government and U.S. Government Agency Obligations	14.1%
Asset-Backed Securities	13.2%
CMOs and Other Mortgage Related Securities	11.7%
Municipal Bonds	0.2%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 21.4%

 ** Futures and Swaps - 2.6%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 58.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
0.9% 3/25/24	$5,000,000	$4,913,893
1.65% 2/1/28	12,588,000	11,866,809
NTT Finance Corp.:
0.583% 3/1/24 (a)	4,260,000	4,137,661
1.162% 4/3/26 (a)	8,933,000	8,492,334
1.591% 4/3/28 (a)	10,000,000	9,415,115
Verizon Communications, Inc.:
2.355% 3/15/32 (a)	12,779,000	11,932,283
3% 3/22/27	626,000	633,333
		51,391,428
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	16,000,000	16,117,069
Comcast Corp.:
3.7% 4/15/24	4,500,000	4,661,968
3.95% 10/15/25	2,610,000	2,753,050
Discovery Communications LLC:
2.95% 3/20/23	7,000,000	7,074,407
3.625% 5/15/30	1,664,000	1,673,167
		32,279,661
Wireless Telecommunication Services - 0.5%
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	10,100,000	9,869,215
3.5% 4/15/25	6,000,000	6,168,120
		16,037,335

TOTAL COMMUNICATION SERVICES		99,708,424

CONSUMER DISCRETIONARY - 3.4%
Automobiles - 2.8%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	7,000,000	7,130,197
Daimler Finance North America LLC:
0.75% 3/1/24 (a)	17,889,000	17,427,816
1.45% 3/2/26 (a)	6,948,000	6,675,890
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (b)(c)	15,000,000	15,140,477
1.05% 3/8/24	2,306,000	2,246,889
1.25% 1/8/26	8,359,000	7,887,367
1.7% 8/18/23	10,000,000	9,958,726
2.35% 2/26/27	7,500,000	7,268,646
3.25% 1/5/23	5,000,000	5,066,765
4.15% 6/19/23	5,231,000	5,363,453
Volkswagen Group of America Finance LLC 1.25% 11/24/25 (a)	15,040,000	14,331,719
		98,497,945
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	5,796,000	5,697,499
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	1,040,000	1,069,955
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,450,930
		3,520,885
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,253,515
Specialty Retail - 0.2%
AutoZone, Inc. 3.625% 4/15/25	545,000	563,882
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	6,957,719
		7,521,601

TOTAL CONSUMER DISCRETIONARY		121,491,445

CONSUMER STAPLES - 4.9%
Beverages - 0.7%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	15,000,000	14,627,495
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	10,754,660
		25,382,155
Food & Staples Retailing - 0.8%
7-Eleven, Inc.:
0.8% 2/10/24 (a)	7,321,000	7,145,425
0.95% 2/10/26 (a)	7,891,000	7,429,835
1.3% 2/10/28 (a)	3,614,000	3,293,183
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (a)	9,342,000	8,990,583
		26,859,026
Food Products - 1.5%
Conagra Brands, Inc. 0.5% 8/11/23	6,707,000	6,574,470
JBS Finance Luxembourg SARL 2.5% 1/15/27 (a)	5,515,000	5,184,155
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	10,730,000	11,293,432
JDE Peet's BV:
0.8% 9/24/24 (a)	8,000,000	7,662,312
1.375% 1/15/27 (a)	10,440,000	9,695,858
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	14,151,673
		54,561,900
Tobacco - 1.9%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	999,902
BAT Capital Corp. 3.222% 8/15/24	7,000,000	7,083,817
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	14,245,113
3.95% 6/15/25 (a)	5,000,000	5,168,287
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,250,000	8,341,517
4.25% 7/21/25 (a)	13,000,000	13,565,194
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	4,234,670
1.125% 5/1/23	4,000,000	3,986,077
1.5% 5/1/25	3,501,000	3,417,232
2.875% 5/1/24	4,910,000	5,005,691
		66,047,500

TOTAL CONSUMER STAPLES		172,850,581

ENERGY - 4.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	1,898,000	1,878,817
2.061% 12/15/26	1,781,000	1,738,917
		3,617,734
Oil, Gas & Consumable Fuels - 4.0%
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,602,305
ConocoPhillips Co. 2.4% 3/7/25 (d)	3,533,000	3,536,417
Enbridge, Inc.:
1.6% 10/4/26	10,000,000	9,536,096
2.15% 2/16/24	1,379,000	1,381,049
2.5% 2/14/25	1,440,000	1,444,746
Energy Transfer LP:
2.9% 5/15/25	7,150,000	7,181,977
3.6% 2/1/23	2,824,000	2,853,919
4.2% 9/15/23	1,441,000	1,481,810
4.25% 3/15/23	6,314,000	6,434,839
4.5% 4/15/24	570,000	592,626
Equinor ASA:
1.75% 1/22/26	1,120,000	1,098,316
2.875% 4/6/25	7,000,000	7,127,190
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,738,000	5,843,160
MPLX LP:
1.75% 3/1/26	15,044,000	14,418,060
3.375% 3/15/23	6,618,000	6,721,917
4.5% 7/15/23	856,000	878,803
Occidental Petroleum Corp.:
2.9% 8/15/24	6,061,000	6,068,576
3.2% 8/15/26	277,000	276,917
Ovintiv Exploration, Inc. 5.625% 7/1/24	1,967,000	2,103,070
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	6,194,928
6.5% 3/13/27	12,000,000	12,318,000
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,558,469
3.7% 4/6/23	4,430,000	4,525,641
3.85% 4/9/25	7,000,000	7,274,654
Pioneer Natural Resources Co. 0.55% 5/15/23	7,781,000	7,680,599
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,768,000	4,768,000
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,142,000	5,166,247
Valero Energy Corp. 2.85% 4/15/25	2,437,000	2,454,852
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 1.8444% 1/13/23 (b)(c)	2,040,000	2,032,236
		141,555,419

TOTAL ENERGY		145,173,153

FINANCIALS - 30.0%
Banks - 17.0%
ABN AMRO Bank NV 1.542% 6/16/27 (a)(b)	8,114,000	7,674,303
Banco Santander SA 1.722% 9/14/27 (b)	5,000,000	4,727,841
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	11,000,000	10,809,967
1.197% 10/24/26 (b)	13,673,000	12,929,001
1.319% 6/19/26 (b)	16,000,000	15,287,654
1.734% 7/22/27 (b)	7,174,000	6,848,031
4.2% 8/26/24	15,750,000	16,398,874
Barclays PLC:
1.007% 12/10/24 (b)	5,000,000	4,873,101
2.279% 11/24/27 (b)	5,000,000	4,823,246
2.852% 5/7/26 (b)	18,848,000	18,841,095
3.932% 5/7/25 (b)	4,000,000	4,113,570
4.338% 5/16/24 (b)	5,045,000	5,184,320
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (a)(b)(c)	7,417,000	6,972,619
2.219% 6/9/26 (a)(b)	8,627,000	8,451,980
BPCE SA:
1.652% 10/6/26 (a)(b)	20,000,000	19,079,790
2.045% 10/19/27 (a)(b)	6,865,000	6,583,654
4% 9/12/23 (a)	5,000,000	5,137,831
Capital One Bank NA 2.28% 1/28/26 (b)	7,000,000	6,936,014
Citigroup, Inc.:
0.981% 5/1/25 (b)	5,320,000	5,167,502
2.014% 1/25/26 (b)	7,350,000	7,234,281
3.106% 4/8/26 (b)	10,000,000	10,130,953
4.4% 6/10/25	3,018,000	3,166,374
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	6,143,024
DNB Bank ASA:
1.535% 5/25/27 (a)(b)	4,643,000	4,433,115
1.605% 3/30/28 (a)(b)	9,570,000	9,010,797
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	815,000	831,247
HSBC Holdings PLC:
1.589% 5/24/27 (b)	10,000,000	9,428,208
1.645% 4/18/26 (b)	6,567,000	6,330,610
3.803% 3/11/25 (b)	5,000,000	5,121,290
3.95% 5/18/24 (b)	3,000,000	3,066,366
Huntington Bancshares, Inc. 2.625% 8/6/24	4,610,000	4,648,975
ING Groep NV 1.726% 4/1/27 (b)	4,192,000	4,006,095
Intesa Sanpaolo SpA:
3.25% 9/23/24 (a)	14,000,000	14,152,324
3.375% 1/12/23 (a)	5,775,000	5,833,907
5.71% 1/15/26 (a)	5,031,000	5,303,014
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	7,855,000	7,599,769
1.045% 11/19/26 (b)	15,000,000	14,102,367
1.47% 9/22/27 (b)	10,000,000	9,437,927
1.514% 6/1/24 (b)	5,770,000	5,747,572
2.083% 4/22/26 (b)	25,219,000	24,841,716
2.956% 5/13/31 (b)	12,053,000	11,720,435
3.559% 4/23/24 (b)	10,000,000	10,187,964
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	5,000,000	4,921,118
2.438% 2/5/26 (b)	2,636,000	2,617,185
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	7,000,000	6,870,467
1.412% 7/17/25	8,000,000	7,720,472
1.538% 7/20/27 (b)	10,000,000	9,486,156
1.64% 10/13/27 (b)	5,000,000	4,746,191
2.193% 2/25/25	7,200,000	7,141,647
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	17,495,000	17,139,585
1.234% 5/22/27 (b)	10,000,000	9,362,681
National Bank of Canada 0.9% 8/15/23 (b)	5,100,000	5,083,822
NatWest Group PLC:
2.359% 5/22/24 (b)	4,223,000	4,232,925
3.875% 9/12/23	12,600,000	12,904,644
4.519% 6/25/24 (b)	10,962,000	11,293,001
NatWest Markets PLC 0.8% 8/12/24 (a)	5,141,000	4,928,707
Rabobank Nederland 1.98% 12/15/27 (a)(b)	7,500,000	7,270,804
Regions Financial Corp. 2.25% 5/18/25	3,135,000	3,140,494
Royal Bank of Canada 1.15% 6/10/25	15,000,000	14,431,443
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	2,768,000	2,688,757
3.4% 1/18/23	5,500,000	5,581,369
3.45% 6/2/25	5,700,000	5,794,537
Societe Generale:
1.488% 12/14/26 (a)(b)	7,870,000	7,356,335
1.792% 6/9/27 (a)(b)	6,750,000	6,311,460
2.625% 10/16/24 (a)	1,530,000	1,523,460
3.875% 3/28/24 (a)	6,015,000	6,167,534
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	989,000	964,187
1.402% 9/17/26	10,000,000	9,449,816
1.474% 7/8/25	10,000,000	9,651,234
SVB Financial Group 3.125% 6/5/30	3,077,000	3,093,208
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,161,386
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,500,000	5,480,913
2.164% 2/11/26 (b)	10,000,000	9,878,264
2.188% 4/30/26 (b)	5,000,000	4,933,970
2.406% 10/30/25 (b)	14,000,000	13,954,688
3.75% 1/24/24	5,000,000	5,154,679
4.3% 7/22/27	7,000,000	7,469,880
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,710,000	1,765,633
		600,991,375
Capital Markets - 6.1%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	9,903,459
Credit Suisse AG 0.52% 8/9/23	8,000,000	7,851,353
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	10,000,000	9,268,485
2.593% 9/11/25 (a)(b)	4,805,000	4,781,107
Deutsche Bank AG 4.5% 4/1/25	2,904,000	2,985,354
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,899,000	2,810,295
1.447% 4/1/25 (b)	6,811,000	6,649,455
2.129% 11/24/26 (b)	14,479,000	13,940,277
2.222% 9/18/24 (b)	22,621,000	22,567,349
2.311% 11/16/27 (b)	7,028,000	6,715,533
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (b)	8,000,000	7,934,074
0.657% 9/10/24 (b)	4,500,000	4,393,177
1.757% 1/24/25 (b)	5,000,000	4,943,801
2.64% 2/24/28 (b)	5,000,000	4,926,979
2.905% 7/24/23 (b)	6,000,000	6,031,094
3.272% 9/29/25 (b)	5,000,000	5,086,035
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,859,000	6,776,389
Moody's Corp. 4.875% 2/15/24	4,000,000	4,194,608
Morgan Stanley:
0.529% 1/25/24 (b)	9,045,000	8,939,467
0.79% 5/30/25 (b)	10,000,000	9,642,134
0.791% 1/22/25 (b)	11,500,000	11,172,282
2.188% 4/28/26 (b)	5,000,000	4,935,187
2.72% 7/22/25 (b)	3,953,000	3,973,839
3.737% 4/24/24 (b)	12,000,000	12,223,807
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	11,859,879
State Street Corp. 2.901% 3/30/26 (b)	305,000	309,706
UBS AG London Branch:
1.25% 6/1/26 (a)	8,000,000	7,620,668
1.375% 1/13/25 (a)	5,000,000	4,888,788
UBS Group AG 1.008% 7/30/24 (a)(b)	7,594,000	7,485,688
		214,810,269
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	5,760,000	5,590,073
1.75% 1/30/26	7,095,000	6,722,315
2.45% 10/29/26	2,102,000	2,027,962
3.3% 1/23/23	7,000,000	7,084,596
3.5% 5/26/22	915,000	918,826
4.125% 7/3/23	1,826,000	1,866,775
4.875% 1/16/24	1,481,000	1,537,100
Ally Financial, Inc.:
1.45% 10/2/23	1,220,000	1,204,630
3.05% 6/5/23	8,326,000	8,424,834
5.125% 9/30/24	9,760,000	10,342,221
Capital One Financial Corp.:
1.343% 12/6/24 (b)	5,000,000	4,924,731
1.878% 11/2/27 (b)	7,000,000	6,707,560
3.9% 1/29/24	3,000,000	3,095,463
Ford Motor Credit Co. LLC:
2.3% 2/10/25	5,000,000	4,850,550
3.087% 1/9/23	12,000,000	12,075,600
4.14% 2/15/23	5,000,000	5,056,250
Hyundai Capital America 1% 9/17/24 (a)	9,737,000	9,363,495
Synchrony Financial:
4.25% 8/15/24	2,551,000	2,643,804
4.375% 3/19/24	4,922,000	5,089,530
Toyota Motor Credit Corp. 0.5% 8/14/23	4,167,000	4,105,577
		103,631,892
Diversified Financial Services - 1.4%
AIG Global Funding 0.9% 9/22/25 (a)	7,000,000	6,619,627
Athene Global Funding:
0.95% 1/8/24 (a)	8,877,000	8,675,710
1% 4/16/24 (a)	8,000,000	7,789,157
1.73% 10/2/26 (a)	5,000,000	4,756,380
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	4,140,384
Equitable Holdings, Inc. 3.9% 4/20/23	303,000	310,043
GA Global Funding Trust 1.25% 12/8/23 (a)	9,500,000	9,325,746
Jackson Financial, Inc. 1.125% 11/22/23 (a)	10,000,000	9,837,679
		51,454,726
Insurance - 2.6%
American International Group, Inc.:
2.5% 6/30/25	5,000,000	5,022,071
4.2% 4/1/28	4,000,000	4,335,751
Empower Finance 2020 LP 1.357% 9/17/27 (a)	5,321,000	4,976,899
Equitable Financial Life Global Funding:
0.5% 11/17/23 (a)	10,075,000	9,862,891
1.4% 8/27/27 (a)	15,000,000	14,060,802
1.7% 11/12/26 (a)	5,000,000	4,780,359
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	3,381,000	3,212,187
Guardian Life Global Funding:
1.1% 6/23/25 (a)	7,850,000	7,583,487
1.4% 7/6/27 (a)	8,010,000	7,544,336
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	6,123,000	6,335,893
Metropolitan Life Global Funding I 0.9% 6/8/23 (a)	4,581,000	4,545,156
Pacific Life Global Funding II 1.2% 6/24/25 (a)	4,494,000	4,339,492
Pricoa Global Funding I 2.4% 9/23/24 (a)	6,476,000	6,511,821
RGA Global Funding 2% 11/30/26 (a)	3,680,000	3,582,910
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	5,329,074
		92,023,129

TOTAL FINANCIALS		1,062,911,391

HEALTH CARE - 2.9%
Biotechnology - 0.2%
AbbVie, Inc. 2.3% 11/21/22	6,780,000	6,821,803
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,038,000	4,054,857
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	4,917,323
		8,972,180
Health Care Providers & Services - 0.6%
Anthem, Inc. 0.45% 3/15/23	10,171,000	10,062,757
Cigna Corp. 0.613% 3/15/24	2,410,000	2,348,585
Humana, Inc. 0.65% 8/3/23	10,000,000	9,843,776
		22,255,118
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc. 0.85% 9/15/24	10,160,000	9,802,001
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	10,000,000	9,767,493
		19,569,494
Pharmaceuticals - 1.2%
AstraZeneca Finance LLC 0.7% 5/28/24	7,493,000	7,293,045
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (a)	5,000,000	5,095,189
4.25% 12/15/25 (a)	10,500,000	11,027,004
Bayer U.S. Finance LLC 3.375% 10/8/24 (a)	7,000,000	7,136,706
Bristol-Myers Squibb Co. 2.9% 7/26/24	6,000,000	6,139,582
Elanco Animal Health, Inc. 5.272% 8/28/23 (b)	552,000	568,560
Mylan NV 3.125% 1/15/23 (a)	5,791,000	5,848,656
Viatris, Inc. 1.65% 6/22/25	480,000	463,748
		43,572,490

TOTAL HEALTH CARE		101,191,085

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.6%
The Boeing Co.:
1.167% 2/4/23	7,169,000	7,139,931
1.95% 2/1/24	10,390,000	10,348,430
4.875% 5/1/25	3,000,000	3,189,249
		20,677,610
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	4,528,160	4,203,600
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,430,398
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,429,247	3,275,120
		12,909,118
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	3,940,000	3,928,897
Commercial Services & Supplies - 0.4%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	14,147,108
Industrial Conglomerates - 0.4%
Roper Technologies, Inc. 3.65% 9/15/23	3,078,000	3,158,790
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (a)	6,309,000	6,167,624
1.2% 3/11/26 (a)	6,674,000	6,391,003
		15,717,417
Machinery - 0.6%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (a)	3,204,000	3,142,413
2% 12/14/26 (a)	5,000,000	4,824,055
Otis Worldwide Corp. 2.056% 4/5/25	7,000,000	6,947,147
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	5,900,000	6,112,299
		21,025,914
Road & Rail - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	2,099,000	2,035,749
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	3,555,000	3,444,616
0.8% 8/18/24	4,323,000	4,155,437
2.2% 1/15/27	3,565,000	3,418,484
2.625% 7/1/22	5,000,000	5,012,165
4.25% 2/1/24	2,597,000	2,681,595
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,459,698
		23,171,995
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,180,000	7,115,105
3.625% 5/1/22 (a)	719,000	720,282
3.95% 7/1/24 (a)	955,000	977,072
5.5% 1/15/26 (a)	2,089,000	2,223,991
		11,036,450

TOTAL INDUSTRIALS		124,650,258

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.2%
Amphenol Corp. 3.2% 4/1/24	896,000	915,429
Dell International LLC/EMC Corp. 5.45% 6/15/23	4,693,000	4,884,986
		5,800,415
IT Services - 0.3%
PayPal Holdings, Inc.:
1.35% 6/1/23	2,668,000	2,659,555
1.65% 6/1/25	2,097,000	2,054,763
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,257,453
4.25% 6/9/23	5,000,000	5,130,686
		11,102,457
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc. 1.95% 2/15/28 (a)	15,000,000	14,141,452
Microchip Technology, Inc. 0.983% 9/1/24 (a)	5,060,000	4,868,901
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	6,335,940
		25,346,293
Software - 0.4%
Oracle Corp. 1.65% 3/25/26	3,618,000	3,466,103
VMware, Inc.:
1% 8/15/24	6,564,000	6,374,114
1.4% 8/15/26	2,882,000	2,731,544
		12,571,761

TOTAL INFORMATION TECHNOLOGY		54,820,926

MATERIALS - 0.8%
Chemicals - 0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,144,333
International Flavors & Fragrances, Inc.:
0.697% 9/15/22 (a)	1,352,000	1,347,613
1.23% 10/1/25 (a)	7,000,000	6,671,636
LYB International Finance III LLC 1.25% 10/1/25	6,185,000	5,907,512
The Mosaic Co. 3.25% 11/15/22	7,000,000	7,087,348
Westlake Corp. 0.875% 8/15/24	2,986,000	2,894,511
		27,052,953
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,302,795
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	3,065,761
Crown Castle International Corp. 1.35% 7/15/25	566,000	542,963
ERP Operating LP 3.375% 6/1/25	3,000,000	3,108,603
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	643,322
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,633,928
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,856,775
Omega Healthcare Investors, Inc. 4.375% 8/1/23	1,211,000	1,242,436
Realty Income Corp. 2.2% 6/15/28	456,000	441,932
Simon Property Group LP 2.75% 6/1/23	3,463,000	3,498,168
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,938,138
Spirit Realty LP 2.1% 3/15/28	5,695,000	5,361,925
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,727,247
3% 1/15/30	4,013,000	3,970,247
3.5% 4/15/24	2,140,000	2,194,737
Vornado Realty LP 2.15% 6/1/26	1,017,000	987,349
Welltower, Inc. 3.625% 3/15/24	4,035,000	4,144,556
		45,660,882
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,372,185
4.1% 10/1/24	372,000	385,360
		3,757,545

TOTAL REAL ESTATE		49,418,427

UTILITIES - 3.3%
Electric Utilities - 1.5%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	3,007,718
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.7028% 6/15/23 (a)(b)(c)	8,354,000	8,348,685
Edison International 2.95% 3/15/23	730,000	734,108
Exelon Corp. 3.497% 6/1/22 (b)	10,287,000	10,319,100
FirstEnergy Corp.:
1.6% 1/15/26	606,000	569,640
2.05% 3/1/25	3,271,000	3,181,244
Florida Power & Light Co. 2.85% 4/1/25	1,508,000	1,540,065
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,141,057
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,532,350
NextEra Energy Capital Holdings, Inc. 0.65% 3/1/23	8,000,000	7,923,008
Southern Co. 0.6% 2/26/24	3,789,000	3,674,785
Vistra Operations Co. LLC 5% 7/31/27 (a)	10,000,000	10,074,250
		54,046,010
Gas Utilities - 0.6%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5783% 3/9/23 (b)(c)	6,511,000	6,505,088
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6733% 3/2/23 (b)(c)	4,993,000	4,993,060
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,156,900
ONE Gas, Inc. 0.85% 3/11/23	10,000,000	9,916,248
		22,571,296
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 0.833% 6/15/24	4,654,000	4,487,943
The AES Corp. 3.3% 7/15/25 (a)	4,133,000	4,152,838
		8,640,781
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co. 2.8% 1/15/23	5,944,000	6,017,670
Dominion Energy, Inc.:
1.45% 4/15/26	8,000,000	7,699,585
3.071% 8/15/24 (b)	5,000,000	5,088,492
DTE Energy Co. 2.25% 11/1/22	5,500,000	5,532,953
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,714,271
2.95% 9/1/29	3,000,000	2,957,864
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (b)(c)	454,000	363,200
		30,374,035

TOTAL UTILITIES		115,632,122

TOTAL NONCONVERTIBLE BONDS
(Cost $2,119,260,720)		2,074,900,765

U.S. Treasury Obligations - 12.4%
U.S. Treasury Notes:
0.25% 7/31/25	$115,625,000	$110,105,712
0.75% 3/31/26 (e)	115,000,000	110,530,273
0.875% 6/30/26	115,000,000	110,826,757
1.25% 12/31/26	55,000,000	53,728,125
1.625% 9/30/26	17,257,000	17,161,277
1.875% 2/15/32	35,000,000	35,147,665
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $450,035,103)		437,499,809

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.8%
3% 7/1/36 to 3/1/50	23,207,446	23,751,178
4.5% to 4.5% 3/1/35 to 9/1/49	5,785,702	6,204,351
6.5% 7/1/32 to 8/1/36	134,523	152,521
7% 8/1/28 to 6/1/33	119,292	136,903
7.5% to 7.5% 11/1/26 to 2/1/28	22,143	24,331
8.5% 9/1/25	644	691

TOTAL FANNIE MAE		30,269,975

Freddie Mac - 0.2%
3% 2/1/34	5,778,670	5,941,442
8.5% 12/1/26 to 8/1/27	10,554	11,600

TOTAL FREDDIE MAC		5,953,042

Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	18,628	20,404
7.5% 2/15/28 to 10/15/28	2,132	2,363
8% 6/15/24	13	14

TOTAL GINNIE MAE		22,781

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $37,137,918)		36,245,798

Asset-Backed Securities - 13.2%
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (a)	$2,513,902	$2,362,787
Series 2021-1A Class A, 2.95% 11/16/41 (a)	3,328,486	3,143,464
Series 2021-2A Class A, 2.798% 1/15/47 (a)	5,831,075	5,648,681
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	1,293,000	1,289,619
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.3189% 7/22/32 (a)(b)(c)	10,230,000	10,168,743
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (a)(b)(c)	10,545,000	10,491,484
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 1.403% 1/17/32 (a)(b)(c)	5,000,000	4,998,785
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	3,802,845	3,712,324
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	9,667,000	9,494,483
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,088,647	1,011,188
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.3089% 4/22/31 (a)(b)(c)	8,959,000	8,952,827
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.3119% 2/25/35 (b)(c)	116,077	115,886
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (a)	4,679,196	4,496,239
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	5,979,000	5,907,403
Series 2021-1 Class A3, 0.34% 12/15/25	6,074,000	5,950,928
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	8,448,000	8,336,022
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (a)	4,422,982	4,413,771
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (a)(b)(c)	2,685,000	2,667,408
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.3413% 7/15/33 (a)(b)(c)	11,007,000	10,939,098
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.2376% 7/27/30 (a)(b)(c)	10,010,000	9,912,372
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (a)	1,096,126	1,099,112
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	539,571	540,413
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (a)	11,970,000	11,573,673
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	801,640	799,645
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	1,060,016	1,059,566
Class A3, 0.57% 10/23/23 (a)	4,476,000	4,455,402
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	3,966,000	3,913,867
Discover Card Execution Note Trust Series 2021-A1 Class A1, 0.58% 9/15/26	10,000,000	9,689,673
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	352,335	352,824
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	5,545,551	5,458,603
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (a)(b)(c)	9,586,000	9,582,693
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	3,254,876	3,264,541
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	6,657,725	6,592,112
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	3,152,521	3,108,996
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	3,534,000	3,527,477
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (a)	4,783,000	4,927,476
Series 2020-2 Class A, 1.06% 4/15/33 (a)	14,774,000	14,248,846
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,656,000	12,447,296
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	6,963,000	6,871,448
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	3,438,000	3,382,988
Series 2020-2 Class A, 0.69% 10/15/25 (a)	7,860,000	7,739,129
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,156,489	1,123,759
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,311,000	2,323,255
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2589% 1/22/31 (a)(b)(c)	8,045,000	8,009,538
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (a)	3,576,129	3,560,496
Series 2021-3A Class A, 0.65% 12/15/31 (a)	3,731,471	3,703,543
Series 2022-1A Class A, 1.36% 4/15/32 (a)	7,207,000	7,201,492
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	529,217	536,995
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	3,714,325	3,727,460
Mortgage Repurchase Agreement Financing Trust Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 3/10/22 (a)(b)(c)	8,684,000	8,653,867
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.2413% 7/17/32 (a)(b)(c)	10,020,000	9,935,862
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (a)	9,803,000	9,528,494
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 1.2796% 5/20/29 (a)(b)(c)	8,271,681	8,256,412
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.05% 4/15/30 (a)(b)(c)	9,270,000	9,267,794
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4319% 1/25/36 (b)(c)	59,815	59,745
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	1,682,010	1,651,674
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (a)(b)	6,125,773	5,832,372
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (a)	8,691,000	8,571,228
Series 2021-A Class A3, 0.51% 7/22/24 (a)	5,349,000	5,272,317
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	6,006,583	5,757,333
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,797,000	2,831,851
1.884% 7/15/50 (a)	1,204,000	1,176,865
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (a)	12,455,983	11,961,330
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (a)(b)(c)	7,582,000	7,554,606
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 1.2613% 1/15/34 (a)(b)(c)	9,700,000	9,643,401
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.4287% 11/18/30 (a)(b)(c)	10,490,000	10,430,123
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.1713% 7/15/30 (a)(b)(c)	11,301,000	11,228,572
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0469% 9/25/34(b)(c)	2,132	2,112
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (a)	3,588,000	3,572,859
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	3,961,000	3,871,689
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.776% 4/6/42 (a)(b)(c)	304,000	224,995
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	219,691	218,407
Series 2021-2 Class A, 0.91% 6/20/31 (a)	3,434,624	3,410,818
Series 2021-3 Class A, 0.83% 7/20/31 (a)	5,612,907	5,559,985
Series 2021-4 Class A, 0.84% 9/20/31 (a)	7,794,361	7,676,444
Series 2021-5 Class A, 1.31% 11/20/31 (a)	8,767,758	8,664,488
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	2,257,488	2,227,109
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	7,256,204	7,118,851
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (a)(b)	8,995,476	8,994,175
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	7,466,000	7,255,234
Class B, 0.69% 5/20/27	8,000,000	7,752,955
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (a)	8,311	8,321
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.1913% 4/17/30 (a)(b)(c)	10,000,000	9,964,730
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	4,956,000	4,913,584
TOTAL ASSET-BACKED SECURITIES
(Cost $474,151,721)		467,886,432

Collateralized Mortgage Obligations - 3.9%
Private Sponsor - 3.2%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (a)	7,197,947	7,037,899
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	2,019,659	1,990,721
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (a)	4,554,115	4,507,131
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	3,164,606	3,140,824
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	2,314,175	2,300,048
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	2,465,303	2,452,931
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	2,910,892	2,880,519
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	1,633,858	1,626,008
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,454,557	1,471,953
CSMC Trust sequential payer:
Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	1,245,922	1,236,005
Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (a)	9,241,777	8,993,589
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.5998% 11/25/24 (a)(b)	7,000,000	6,999,996
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (a)	4,380,919	4,289,944
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.9476% 8/25/60 (a)(b)(c)	289,890	290,033
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	5,532,000	5,553,154
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (a)(b)	8,291,944	8,178,390
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 0.6257% 9/10/22 (a)(b)(c)	8,000,000	7,990,071
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	1,647,170	1,681,413
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	2,833,102	2,772,281
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	3,565,160	3,559,205
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (a)(b)	7,456,105	7,413,099
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (a)(b)	7,913,903	7,705,435
Series 2021-2 Class A1, 2.115% 3/25/26 (a)	6,520,631	6,408,016
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (a)	1,320,512	1,289,002
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (a)	4,904,000	4,916,412
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (a)	5,497,734	5,436,268
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (b)(c)	583	568

TOTAL PRIVATE SPONSOR		112,120,915

U.S. Government Agency - 0.7%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	2,081,359	2,096,030
Series 2019-33 Class N, 3% 3/25/48	7,818,898	7,946,452
Series 2015-28 Class JE, 3% 5/25/45	1,469,937	1,503,301
Series 2018-3 Class LP, 3% 2/25/47	5,585,485	5,677,148
Series 2019-59 Class AB, 2.5% 10/25/39	2,399,061	2,415,336
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	3,621,437	3,674,610
sequential payer Series 4873 Class CA, 4% 7/15/47	2,581,262	2,696,108
Series 3949 Class MK, 4.5% 10/15/34	60,594	64,368
Series 4472 Class WL, 3% 5/15/45	685,500	703,028

TOTAL U.S. GOVERNMENT AGENCY		26,776,381

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $140,361,494)		138,897,296

Commercial Mortgage Securities - 8.5%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (a)(b)(c)	2,178,000	2,159,252
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,767,000	1,757,952
BANK Series 2021-BN33 Class XA, 1.0613% 5/15/64 (b)(f)	20,628,825	1,523,282
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	7,985,388	8,170,555
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,683,144
Series 2019-B14 Class XA, 0.7822% 12/15/62 (b)(f)	24,716,756	1,038,059
Series 2020-B17 Class XA, 1.418% 3/15/53 (b)(f)	49,440,536	3,883,188
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.941% 9/15/26 (a)(b)(c)	5,047,000	4,949,164
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (a)(b)(c)	4,501,000	4,399,578
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.8433% 5/15/38 (a)(b)(c)	4,000,000	3,915,068
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (a)(b)(c)	5,516,000	5,460,780
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (a)(b)(c)	4,360,000	4,313,694
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.8269% 10/15/26 (a)(b)(c)	4,085,000	3,992,950
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8911% 1/15/34 (a)(b)(c)	2,100,000	2,048,039
Series 2021-SOAR Class A, 0.861% 6/15/38 (a)(b)	4,342,000	4,244,156
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (a)(b)(c)	614,000	607,098
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (a)(b)(c)	5,546,011	5,521,684
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	6,779,508	6,558,802
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	5,454,278	5,190,399
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (a)(b)(c)	1,313,000	1,296,543
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	10,002,022
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (a)(b)(c)	4,628,218	4,576,215
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(c)	2,830,136	2,782,009
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8:
Class A/S, 3.683% 9/10/45 (a)	6,670,000	6,700,407
Class A4, 3.024% 9/10/45	2,142,964	2,145,731
Series 2014-GC21 Class AAB, 3.477% 5/10/47	724,396	736,458
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,984,031	2,018,371
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,666,224	2,690,493
Class AM, 3.314% 3/10/46 (a)	1,343,000	1,356,803
Series 2015-CR22 Class ASB, 3.144% 3/10/48	1,213,285	1,230,690
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,004,184	1,020,619
Series 2020-SBX Class A, 1.67% 1/10/38 (a)	8,241,000	7,961,196
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,731,000	2,809,289
Series 2013-LC6 Class ASB, 2.478% 1/10/46	771,299	772,816
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.171% 5/15/36 (a)(b)(c)	5,000,000	4,959,850
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	2,156,445	2,104,770
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,635,000	1,644,142
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	3,057,917	3,086,662
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (a)(b)(c)	6,073,000	5,947,727
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (a)(b)(c)	2,080,197	2,060,190
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (a)(b)(c)	2,682,000	2,653,357
sequential payer:
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	862,672	862,410
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	4,628,218	4,644,310
Series 2013-GC10 Class A5, 2.943% 2/10/46	5,531,000	5,562,559
Series 2014-GC18 Class AAB, 3.648% 1/10/47	258,247	262,352
Series 2014-GC20 Class AAB, 3.655% 4/10/47	314,215	319,970
Series 2014-GC26 Class AAB, 3.365% 11/10/47	1,833,293	1,863,944
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,309,751	1,325,614
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,619,310
Series 2011-GC5 Class A/S, 5.1577% 8/10/44 (a)(b)	4,979,688	4,992,497
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,022,000	4,045,214
Series 2013-GC13 Class A/S, 4.0643% 7/10/46 (a)(b)	9,739,000	9,945,164
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	1,957,269
Series 2015-GC32 Class A2, 3.062% 7/10/48	245,081	246,488
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	342,353	347,911
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,450,000	4,581,590
Series 2014-C25 Class ASB, 3.4074% 11/15/47	998,164	1,017,064
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	6,842,353
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	392,233	392,089
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,100,339
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,520,000	5,546,737
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.191% 9/15/29 (a)(b)(c)	2,132,634	2,111,191
sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	2,440,750	2,448,816
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	2,044,000	2,052,223
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,747,844	4,782,702
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	8,817,762
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,764,949
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(c)	3,997,740	3,917,644
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 7/15/38 (a)(b)(c)	2,266,000	2,217,887
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1509% 8/15/46 (b)	1,443,000	1,466,747
Series 2014-C15 Class ASB, 3.654% 4/15/47	763,535	776,114
Series 2014-C19 Class ASB, 3.326% 12/15/47	6,205,209	6,299,621
Series 2016-C28 Class A3, 3.272% 1/15/49	1,540,586	1,559,047
Series 2014-C17 Class ASB, 3.477% 8/15/47	1,999,972	2,028,211
Series 2015-C22 Class ASB, 3.04% 4/15/48	728,893	736,360
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,837,000	3,846,488
Series 2021-L6 Class XA, 1.2365% 6/15/54 (b)(f)	7,138,477	574,093
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.675% 10/15/36 (a)(b)(c)	10,140,000	9,742,963
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (a)(b)(c)	4,056,000	3,974,771
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9127% 4/10/46 (a)(b)(c)	3,372,343	3,359,440
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	2,991,702
Series 2012-C3 Class A/S, 3.814% 8/10/49 (a)	3,319,000	3,338,265
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	768,564	782,815
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	3,910,832	3,923,361
Series 2015-C27 Class ASB, 3.278% 2/15/48	1,812,541	1,842,785
Series 2015-LC22 Class ASB, 3.571% 9/15/58	4,546,291	4,643,403
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,857,973	3,943,798
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,633,289	3,641,823
Series 2013-C12 Class ASB, 2.838% 3/15/48	681,096	685,080
Series 2013-C16 Class ASB, 3.963% 9/15/46	376,337	382,017
Series 2014-C22 Class ASB, 3.464% 9/15/57	2,803,811	2,846,549
Series 2013-C11 Class ASB, 2.63% 3/15/45	226,668	227,715
Series 2013-C12 Class A4, 3.198% 3/15/48	1,071,747	1,079,089
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $306,606,549)		300,253,819

Municipal Securities - 0.2%
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,497,017
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	1,346,545	1,382,704
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,349,159
TOTAL MUNICIPAL SECURITIES
(Cost $7,123,125)		7,228,880

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,509,630)	$3,525,000	$3,424,538

Bank Notes - 0.6%
Citizens Bank NA 2.25% 4/28/25	4,046,000	4,032,806
First Citizens Bank & Trust Co. 2.969% 9/27/25 (b)	6,655,000	6,724,211
First Republic Bank 1.912% 2/12/24 (b)	2,692,000	2,687,400
Truist Bank 1.5% 3/10/25	7,000,000	6,881,041
TOTAL BANK NOTES
(Cost $20,546,368)		20,325,458

Commercial Paper - 0.7%
Enel Finance America LLC yankee:
0.37% 7/11/22	$10,000,000	$9,966,270
0.4% 9/27/22	10,000,000	9,931,249
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000,000	4,967,149
TOTAL COMMERCIAL PAPER
(Cost $24,953,154)		24,864,668
	Shares	Value

Fixed-Income Funds - 0.0%
Fidelity Specialized High Income Central Fund (g)
(Cost $43,540)	439	40,356

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.07% (h)
(Cost $18,252,006)	18,248,357	18,252,006
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $3,601,981,328)		3,529,819,825
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,909,588
NET ASSETS - 100%		$3,537,729,413

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	768	June 2022	$90,840,000	$568,742	$568,742

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,244,710,337 or 35.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $840,063.

 (f) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$36,111,829	$537,362,740	$555,222,563	$6,229	$--	$--	$18,252,006	0.0%
Fidelity Specialized High Income Central Fund	41,854	2,304	--	2,304	--	(3,802)	40,356	0.0%
Total	$36,153,683	$537,365,044	$555,222,563	$8,533	$--	$(3,802)	$18,292,362

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,074,900,765	$--	$2,074,900,765	$--
U.S. Government and Government Agency Obligations	437,499,809	--	437,499,809	--
U.S. Government Agency - Mortgage Securities	36,245,798	--	36,245,798	--
Asset-Backed Securities	467,886,432	--	467,886,432	--
Collateralized Mortgage Obligations	138,897,296	--	138,897,296	--
Commercial Mortgage Securities	300,253,819	--	300,253,819	--
Municipal Securities	7,228,880	--	7,228,880	--
Foreign Government and Government Agency Obligations	3,424,538	--	3,424,538	--
Bank Notes	20,325,458	--	20,325,458	--
Commercial Paper	24,864,668	--	24,864,668	--
Fixed-Income Funds	40,356	40,356	--	--
Money Market Funds	18,252,006	18,252,006	--	--
Total Investments in Securities:	$3,529,819,825	$18,292,362	$3,511,527,463	$--
Derivative Instruments:
Assets
Futures Contracts	$568,742	$568,742	$--	$--
Total Assets	$568,742	$568,742	$--	$--
Total Derivative Instruments:	$568,742	$568,742	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$568,742	$0
Total Interest Rate Risk	568,742	0
Total Value of Derivatives	$568,742	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.6%
United Kingdom	4.7%
Cayman Islands	4.4%
Japan	3.4%
France	1.8%
Netherlands	1.6%
Canada	1.1%
Others (Individually Less Than 1%)	4.4%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,583,685,782)	$3,511,527,463
Fidelity Central Funds (cost $18,295,546)	18,292,362
Total Investment in Securities (cost $3,601,981,328)		$3,529,819,825
Receivable for investments sold		90,209,403
Receivable for fund shares sold		3,459,763
Interest receivable		14,128,900
Distributions receivable from Fidelity Central Funds		1,206
Receivable for daily variation margin on futures contracts		648,000
Receivable from investment adviser for expense reductions		15,343
Other receivables		68,424
Total assets		3,638,350,864
Liabilities
Payable to custodian bank	$50,667
Payable for investments purchased
Regular delivery	88,839,649
Delayed delivery	3,528,831
Payable for fund shares redeemed	6,310,252
Distributions payable	359,738
Accrued management fee	881,045
Distribution and service plan fees payable	146,211
Other affiliated payables	505,058
Total liabilities		100,621,451
Net Assets		$3,537,729,413
Net Assets consist of:
Paid in capital		$3,613,660,906
Total accumulated earnings (loss)		(75,931,493)
Net Assets		$3,537,729,413
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($401,637,761 ÷ 35,220,886 shares)(a)		$11.40
Maximum offering price per share (100/97.25 of $11.40)		$11.72
Class M:
Net Asset Value and redemption price per share ($139,282,627 ÷ 12,206,913 shares)(a)		$11.41
Maximum offering price per share (100/97.25 of $11.41)		$11.73
Class C:
Net Asset Value and offering price per share ($38,605,108 ÷ 3,393,280 shares)(a)		$11.38
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,897,026,282 ÷ 165,929,859 shares)		$11.43
Class I:
Net Asset Value, offering price and redemption price per share ($793,607,363 ÷ 69,402,273 shares)		$11.43
Class Z:
Net Asset Value, offering price and redemption price per share ($267,570,272 ÷ 23,404,538 shares)		$11.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$30,962,070
Income from Fidelity Central Funds		7,109
Total income		30,969,179
Expenses
Management fee	$5,688,662
Transfer agent fees	2,206,028
Distribution and service plan fees	932,171
Fund wide operations fee	1,020,160
Independent trustees' fees and expenses	6,717
Total expenses before reductions	9,853,738
Expense reductions	(62,045)
Total expenses after reductions		9,791,693
Net investment income (loss)		21,177,486
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,633,785)
Futures contracts	(4,358,951)
Capital gain distributions from Fidelity Central Funds	1,424
Total net realized gain (loss)		(5,991,312)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(124,793,169)
Fidelity Central Funds	(3,802)
Futures contracts	552,533
Total change in net unrealized appreciation (depreciation)		(124,244,438)
Net gain (loss)		(130,235,750)
Net increase (decrease) in net assets resulting from operations		$(109,058,264)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,177,486	$53,654,200
Net realized gain (loss)	(5,991,312)	13,156,170
Change in net unrealized appreciation (depreciation)	(124,244,438)	(42,273,685)
Net increase (decrease) in net assets resulting from operations	(109,058,264)	24,536,685
Distributions to shareholders	(29,259,117)	(71,258,972)
Share transactions - net increase (decrease)	(394,388,154)	464,475,261
Total increase (decrease) in net assets	(532,705,535)	417,752,974
Net Assets
Beginning of period	4,070,434,948	3,652,681,974
End of period	$3,537,729,413	$4,070,434,948

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.97	$11.67	$11.28	$11.54	$11.56
Income from Investment Operations
Net investment income (loss)A,B	.050	.132	.227	.252	.206	.165
Net realized and unrealized gain (loss)	(.406)	(.085)	.299	.386	(.264)	(.030)
Total from investment operations	(.356)	.047	.526	.638	(.058)	.135
Distributions from net investment income	(.050)	(.129)	(.226)	(.248)	(.202)	(.155)
Distributions from net realized gain	(.024)	(.058)	–	–	–	–
Total distributions	(.074)	(.187)	(.226)	(.248)	(.202)	(.155)
Net asset value, end of period	$11.40	$11.83	$11.97	$11.67	$11.28	$11.54
Total ReturnC,D,E	(3.02)%	.40%	4.56%	5.73%	(.50)%	1.18%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.76%H	.75%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.76%H	.75%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.76%H	.75%	.75%	.75%	.76%	.76%
Net investment income (loss)	.87%H	1.11%	1.94%	2.21%	1.81%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$401,638	$445,468	$368,675	$277,002	$247,562	$289,758
Portfolio turnover rateI	36%H	81%	54%	29%	37%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.97	$11.68	$11.28	$11.54	$11.57
Income from Investment Operations
Net investment income (loss)A,B	.050	.132	.227	.251	.205	.164
Net realized and unrealized gain (loss)	(.396)	(.085)	.288	.396	(.264)	(.040)
Total from investment operations	(.346)	.047	.515	.647	(.059)	.124
Distributions from net investment income	(.050)	(.129)	(.225)	(.247)	(.201)	(.154)
Distributions from net realized gain	(.024)	(.058)	–	–	–	–
Total distributions	(.074)	(.187)	(.225)	(.247)	(.201)	(.154)
Net asset value, end of period	$11.41	$11.83	$11.97	$11.68	$11.28	$11.54
Total ReturnC,D,E	(2.94)%	.40%	4.47%	5.81%	(.51)%	1.09%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.76%H	.75%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%H	.75%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%H	.75%	.76%	.76%	.76%	.76%
Net investment income (loss)	.87%H	1.11%	1.93%	2.21%	1.80%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$139,283	$161,105	$167,201	$167,670	$158,027	$174,571
Portfolio turnover rateI	36%H	81%	54%	29%	37%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$11.94	$11.65	$11.25	$11.51	$11.54
Income from Investment Operations
Net investment income (loss)A,B	.005	.039	.134	.162	.117	.075
Net realized and unrealized gain (loss)	(.396)	(.084)	.289	.396	(.264)	(.039)
Total from investment operations	(.391)	(.045)	.423	.558	(.147)	.036
Distributions from net investment income	(.005)	(.037)	(.133)	(.158)	(.113)	(.066)
Distributions from net realized gain	(.024)	(.058)	–	–	–	–
Total distributions	(.029)	(.095)	(.133)	(.158)	(.113)	(.066)
Net asset value, end of period	$11.38	$11.80	$11.94	$11.65	$11.25	$11.51
Total ReturnC,D,E	(3.32)%	(.38)%	3.66%	5.01%	(1.28)%	.32%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.54%H	1.53%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54%H	1.53%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions	1.54%H	1.53%	1.54%	1.54%	1.53%	1.53%
Net investment income (loss)	.09%H	.33%	1.15%	1.42%	1.03%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$38,605	$45,658	$54,337	$47,710	$63,105	$79,249
Portfolio turnover rateI	36%H	81%	54%	29%	37%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$12.00	$11.70	$11.31	$11.56	$11.59
Income from Investment Operations
Net investment income (loss)A,B	.068	.168	.263	.287	.241	.200
Net realized and unrealized gain (loss)	(.406)	(.085)	.299	.386	(.254)	(.039)
Total from investment operations	(.338)	.083	.562	.673	(.013)	.161
Distributions from net investment income	(.068)	(.165)	(.262)	(.283)	(.237)	(.191)
Distributions from net realized gain	(.024)	(.058)	–	–	–	–
Total distributions	(.092)	(.223)	(.262)	(.283)	(.237)	(.191)
Net asset value, end of period	$11.43	$11.86	$12.00	$11.70	$11.31	$11.56
Total ReturnC,D	(2.87)%	.70%	4.87%	6.04%	(.10)%	1.40%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.17%G	1.41%	2.24%	2.52%	2.11%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,897,026	$2,245,757	$2,078,737	$1,563,504	$1,333,186	$1,643,205
Portfolio turnover rateH	36%G	81%	54%	29%	37%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$12.00	$11.70	$11.31	$11.57	$11.60
Income from Investment Operations
Net investment income (loss)A,B	.065	.162	.257	.282	.236	.194
Net realized and unrealized gain (loss)	(.406)	(.084)	.299	.386	(.264)	(.039)
Total from investment operations	(.341)	.078	.556	.668	(.028)	.155
Distributions from net investment income	(.065)	(.160)	(.256)	(.278)	(.232)	(.185)
Distributions from net realized gain	(.024)	(.058)	–	–	–	–
Total distributions	(.089)	(.218)	(.256)	(.278)	(.232)	(.185)
Net asset value, end of period	$11.43	$11.86	$12.00	$11.70	$11.31	$11.57
Total ReturnC,D	(2.89)%	.66%	4.82%	5.99%	(.24)%	1.36%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%G	1.36%	2.20%	2.47%	2.07%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$793,607	$871,438	$765,760	$524,068	$522,002	$605,310
Portfolio turnover rateH	36%G	81%	54%	29%	37%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$12.00	$11.70	$11.28
Income from Investment Operations
Net investment income (loss)B,C	.073	.179	.273	.273
Net realized and unrealized gain (loss)	(.406)	(.085)	.299	.415
Total from investment operations	(.333)	.094	.572	.688
Distributions from net investment income	(.073)	(.176)	(.272)	(.268)
Distributions from net realized gain	(.024)	(.058)	–	–
Total distributions	(.097)	(.234)	(.272)	(.268)
Net asset value, end of period	$11.43	$11.86	$12.00	$11.70
Total ReturnD,E	(2.82)%	.79%	4.97%	6.18%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%H	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.36%H	.36%	.36%	.36%H
Expenses net of all reductions	.36%H	.36%	.36%	.36%H
Net investment income (loss)	1.27%H	1.50%	2.33%	2.62%H
Supplemental Data
Net assets, end of period (000 omitted)	$267,570	$301,008	$217,972	$64,672
Portfolio turnover rateI	36%H	81%	54%	29%

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,129,577
Gross unrealized depreciation	(82,231,069)
Net unrealized appreciation (depreciation)	$(70,101,492)
Tax cost	$3,600,490,059

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	563,134,152	663,485,999

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$533,670	$79,109
Class M	-%	.25%	186,553	2,338
Class C	.75%	.25%	211,948	27,834
			$932,171	$109,281

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,394
Class M	1,255
Class C(a)	167
$16,816

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$318,925.15
Class M	113,424.15
Class C	37,293.18
Fidelity Limited Term Bond Fund	1,045,001.10
Class I	618,698.15
Class Z	72,687.05
	$2,206,028

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Advisor Limited Term Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$61,910

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $135.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Advisor Limited Term Bond Fund
Distributions to shareholders
Class A	$2,734,140	$6,530,371
Class M	967,949	2,634,563
Class C	109,889	456,115
Fidelity Limited Term Bond Fund	16,581,054	40,924,384
Class I	6,424,621	15,512,390
Class Z	2,441,464	5,201,149
Total	$29,259,117	$71,258,972

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Advisor Limited Term Bond Fund
Class A
Shares sold	11,612,745	30,813,556	$135,295,521	$365,998,551
Reinvestment of distributions	225,397	527,604	2,625,495	6,266,834
Shares redeemed	(14,286,258)	(24,481,940)	(166,339,821)	(290,553,923)
Net increase (decrease)	(2,448,116)	6,859,220	$(28,418,805)	$81,711,462
Class M
Shares sold	1,727,967	4,830,294	$20,149,995	$57,449,025
Reinvestment of distributions	76,857	203,025	895,950	2,413,688
Shares redeemed	(3,213,002)	(5,382,974)	(37,465,031)	(63,949,117)
Net increase (decrease)	(1,408,178)	(349,655)	$(16,419,086)	$(4,086,404)
Class C
Shares sold	355,610	1,636,852	$4,121,113	$19,432,603
Reinvestment of distributions	9,280	37,847	108,426	449,171
Shares redeemed	(841,336)	(2,356,258)	(9,750,827)	(27,889,024)
Net increase (decrease)	(476,446)	(681,559)	$(5,521,288)	$(8,007,250)
Fidelity Limited Term Bond Fund
Shares sold	12,419,633	96,822,514	$144,480,933	$1,153,158,372
Reinvestment of distributions	1,266,447	3,084,825	14,784,229	36,734,688
Shares redeemed	(37,173,082)	(83,769,625)	(432,792,442)	(996,829,196)
Net increase (decrease)	(23,487,002)	16,137,714	$(273,527,280)	$193,063,864
Class I
Shares sold	12,200,946	34,811,987	$142,134,396	$414,714,742
Reinvestment of distributions	507,219	1,195,176	5,922,814	14,235,110
Shares redeemed	(16,792,413)	(26,339,655)	(195,595,128)	(313,345,946)
Net increase (decrease)	(4,084,248)	9,667,508	$(47,537,918)	$115,603,906
Class Z
Shares sold	5,234,102	18,307,134	$61,055,041	$218,013,610
Reinvestment of distributions	138,125	288,700	1,611,972	3,436,830
Shares redeemed	(7,356,634)	(11,376,791)	(85,630,790)	(135,260,757)
Net increase (decrease)	(1,984,407)	7,219,043	$(22,963,777)	$86,189,683

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Advisor Limited Term Bond Fund
Class A	.76%
Actual		$1,000.00	$969.80	$3.71
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	.76%
Actual		$1,000.00	$970.60	$3.71
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class C	1.54%
Actual		$1,000.00	$966.80	$7.51
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$971.30	$2.20
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$971.10	$2.44
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$971.80	$1.76
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2021.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LTB-SANN-0422
1.704556.124

Fidelity® Series Investment Grade Securitized Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	105.0%
AAA	9.1%
AA	0.6%
A	0.6%
Not Rated	5.8%
Short-Term Investments and Net Other Assets*	(21.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratingsare as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
U.S. Government and U.S. Government Agency Obligations	105.0%
Asset-Backed Securities	1.5%
CMOs and Other Mortgage Related Securities	14.6%
Short-Term Investments and Net Other Assets (Liabilities)***	(21.1)%

 * Foreign investments - 0.1%

 ** Futures and Swaps - 2.1%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 1.8%
	Principal Amount	Value
U.S. Treasury Bonds 2% 11/15/41 (a)	300,000	287,203
U.S. Treasury Notes 1.375% 11/15/31 (a)(b)	7,919,000	7,591,104
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,125,185)		7,878,307

U.S. Government Agency - Mortgage Securities - 111.0%
Fannie Mae - 36.9%
1.5% 6/1/51 to 11/1/51	878,479	815,798
2% 12/1/36 to 3/1/52	36,453,165	35,125,681
2.5% 5/1/31 to 3/1/52	44,340,077	44,216,879
3% 8/1/32 to 2/1/52 (b)(c)	36,115,392	36,778,663
3.5% 7/1/34 to 1/1/51	33,521,447	34,822,810
4% 3/1/46 to 3/1/50	5,023,925	5,263,511
4.5% 10/1/39 to 9/1/49	7,529,628	8,078,679

TOTAL FANNIE MAE		165,102,021

Freddie Mac - 23.0%
1.5% 11/1/50 to 10/1/51	315,507	293,402
2% 12/1/36 to 2/1/52	34,979,225	33,672,341
2.5% 6/1/31 to 1/1/52	30,886,766	30,684,695
3% 11/1/32 to 11/1/51	13,700,939	14,006,435
3.5% 11/1/33 to 4/1/50	10,848,421	11,286,412
4% 5/1/38 to 3/1/49 (c)	6,164,973	6,475,176
4.5% 10/1/39 to 7/1/49	5,706,826	6,144,800

TOTAL FREDDIE MAC		102,563,261

Ginnie Mae - 23.9%
2% 1/20/52	4,711,995	4,611,371
2% 3/1/52 (d)	2,100,000	2,052,619
2% 3/1/52 (d)	2,100,000	2,052,619
2% 3/1/52 (d)	1,200,000	1,172,925
2% 3/1/52 (d)	3,950,000	3,860,879
2% 3/1/52 (d)	3,950,000	3,860,879
2% 3/1/52 (d)	2,750,000	2,687,954
2% 3/1/52 (d)	1,550,000	1,515,028
2% 3/1/52 (d)	2,500,000	2,443,594
2.5% 8/20/47 to 12/20/51	4,079,809	4,082,970
2.5% 3/1/52 (d)	4,150,000	4,147,010
2.5% 3/1/52 (d)	4,150,000	4,147,010
2.5% 3/1/52 (d)	2,050,000	2,048,523
2.5% 3/1/52 (d)	2,050,000	2,048,523
2.5% 3/1/52 (d)	2,800,000	2,797,982
2.5% 3/1/52 (d)	2,350,000	2,348,307
2.5% 3/1/52 (d)	1,800,000	1,798,703
3% 2/20/50 to 10/20/51	9,773,213	9,947,551
3% 3/1/52 (d)	2,750,000	2,795,063
3% 3/1/52 (d)	2,900,000	2,947,521
3% 3/1/52 (d)	3,075,000	3,125,389
3% 3/1/52 (d)	1,000,000	1,016,387
3.5% 9/20/40 to 6/20/50	19,668,335	20,314,702
3.5% 3/1/52 (d)	2,750,000	2,837,587
3.5% 3/1/52 (d)	1,150,000	1,186,627
3.5% 3/1/52 (d)	300,000	309,555
3.5% 3/1/52 (d)	1,650,000	1,702,552
3.5% 3/1/52 (d)	1,300,000	1,341,405
3.5% 3/1/52 (d)	250,000	257,962
3.5% 3/1/52 (d)	100,000	103,185
3.5% 4/1/52 (d)	1,350,000	1,388,409
4% 10/20/40 to 5/20/49	5,193,708	5,464,948
4% 3/1/52 (d)	300,000	311,702
4% 3/1/52 (d)	1,400,000	1,454,610
4% 3/1/52 (d)	1,400,000	1,454,610
4% 4/1/52 (d)	400,000	414,603
5% 4/20/48 to 6/20/48	698,548	750,948

TOTAL GINNIE MAE		106,802,212

Uniform Mortgage Backed Securities - 27.2%
1.5% 3/1/37 (d)	2,650,000	2,578,781
1.5% 3/1/37 (d)	300,000	291,938
1.5% 3/1/37 (d)	1,150,000	1,119,094
1.5% 3/1/37 (d)	1,500,000	1,459,688
1.5% 3/1/52 (d)	2,700,000	2,502,792
1.5% 3/1/52 (d)	2,150,000	1,992,964
1.5% 3/1/52 (d)	2,150,000	1,992,964
1.5% 3/1/52 (d)	2,200,000	2,039,312
1.5% 3/1/52 (d)	600,000	556,176
1.5% 4/1/52 (d)	800,000	740,443
2% 3/1/37 (d)	3,250,000	3,225,117
2% 3/1/37 (d)	5,050,000	5,011,336
2% 3/1/37 (d)	3,700,000	3,671,672
2% 3/1/37 (d)	900,000	893,109
2% 3/1/37 (d)	1,900,000	1,885,453
2% 3/1/37 (d)	1,100,000	1,091,578
2% 4/1/37 (d)	3,250,000	3,219,404
2% 4/1/37 (d)	2,800,000	2,773,641
2% 3/1/52 (d)	6,350,000	6,087,642
2% 3/1/52 (d)	6,550,000	6,279,378
2% 3/1/52 (d)	4,500,000	4,314,077
2% 3/1/52 (d)	1,000,000	958,684
2% 3/1/52 (d)	900,000	862,815
2% 4/1/52 (d)	2,850,000	2,727,795
2.5% 3/1/52 (d)	6,300,000	6,214,358
2.5% 3/1/52 (d)	525,000	517,863
2.5% 3/1/52 (d)	525,000	517,863
2.5% 3/1/52 (d)	4,600,000	4,537,468
2.5% 3/1/52 (d)	2,300,000	2,268,734
2.5% 3/1/52 (d)	750,000	739,805
2.5% 3/1/52 (d)	1,450,000	1,430,289
2.5% 3/1/52 (d)	1,300,000	1,282,328
2.5% 3/1/52 (d)	1,400,000	1,380,968
2.5% 3/1/52 (d)	700,000	690,484
2.5% 3/1/52 (d)	1,700,000	1,676,890
2.5% 4/1/52 (d)	3,950,000	3,888,126
3% 3/1/52 (d)	2,100,000	2,120,509
3% 3/1/52 (d)	2,100,000	2,120,509
3% 3/1/52 (d)	1,500,000	1,514,650
3% 3/1/52 (d)	1,500,000	1,514,650
3% 3/1/52 (d)	2,300,000	2,322,463
3% 3/1/52 (d)	100,000	100,977
3% 3/1/52 (d)	1,100,000	1,110,743
3.5% 3/1/52 (d)	2,050,000	2,111,500
3.5% 3/1/52 (d)	1,100,000	1,133,000
3.5% 3/1/52 (d)	1,050,000	1,081,500
3.5% 3/1/52 (d)	700,000	721,000
3.5% 3/1/52 (d)	700,000	721,000
3.5% 3/1/52 (d)	1,400,000	1,442,000
3.5% 3/1/52 (d)	200,000	206,000
3.5% 3/1/52 (d)	3,550,000	3,656,499
3.5% 3/1/52 (d)	1,150,000	1,184,500
3.5% 3/1/52 (d)	900,000	927,000
3.5% 3/1/52 (d)	150,000	154,500
3.5% 3/1/52 (d)	2,200,000	2,266,000
4% 3/1/52 (d)	2,600,000	2,714,154
4% 3/1/52 (d)	1,550,000	1,618,054
4% 3/1/52 (d)	1,550,000	1,618,054
4% 3/1/52 (d)	3,600,000	3,758,060
4% 3/1/52 (d)	2,100,000	2,192,202

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		121,730,553

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $505,366,292)		496,198,047

Asset-Backed Securities - 1.5%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (e)	$737,000	$735,073
Ajax Mortgage Loan Trust Series 2021-C Class A, 2.115% 1/25/61 (e)	248,455	245,829
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (e)	28,834	28,879
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (e)	272,889	269,122
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (e)(f)	200,000	201,061
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (e)	393,811	390,863
Series 2022-1A Class A, 1.36% 4/15/32 (e)	889,000	888,321
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (e)	36,573	37,111
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (e)(f)	175,545	172,379
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (e)	797,333	759,845
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6411% 3/25/58 (e)(f)	49,535	50,616
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (e)	62,294	61,930
Series 2021-2 Class A, 0.91% 6/20/31 (e)	337,098	334,761
Series 2021-3 Class A, 0.83% 7/20/31 (e)	583,645	578,142
Series 2021-4 Class A, 0.84% 9/20/31 (e)	834,611	821,985
Series 2021-5 Class A, 1.31% 11/20/31 (e)	1,076,616	1,063,935
TOTAL ASSET-BACKED SECURITIES
(Cost $6,721,559)		6,639,852

Collateralized Mortgage Obligations - 3.3%
Private Sponsor - 3.0%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (e)	1,587,599	1,515,743
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (e)	435,000	435,003
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (e)(f)	183,605	180,975
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (e)	1,193,539	1,210,165
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (e)(f)	333,713	331,205
Series 2021-HB5 Class A, 0.8006% 2/25/31 (e)	124,653	123,892
Series 2021-HB6 Class A, 0.8983% 6/25/36 (e)	254,208	252,932
Series 2021-HB7 Class A, 1.1512% 10/27/31 (e)	309,264	306,037
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (e)	83,983	83,580
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (e)	266,469	262,858
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (e)	65,061	64,543
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.5998% 11/25/24 (e)(f)	1,162,000	1,161,999
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (e)(f)	418,000	419,598
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (e)	69,393	70,946
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (e)	296,361	289,999
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (e)	1,461,286	1,448,375
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (e)(f)	832,087	827,288
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (e)	323,549	317,961
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (e)	137,902	134,611
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (e)	610,657	603,830
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (e)	499,890	492,832
Towd Point Mortgage Trust sequential payer Series 2021-1 Class A1, 2.25% 11/25/61 (e)(f)	2,893,482	2,876,645

TOTAL PRIVATE SPONSOR		13,411,017

U.S. Government Agency - 0.3%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	124,094	122,475
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.6117% 12/20/49 (f)(g)	471,258	475,105
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.6117% 2/20/49 (f)(g)	130,050	131,118
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5617% 3/20/50 (f)(g)	433,348	435,302
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	26,985	27,546
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	168,324	172,096
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	72,272	73,643

TOTAL U.S. GOVERNMENT AGENCY		1,437,285

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,047,128)		14,848,302

Commercial Mortgage Securities - 16.8%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (e)(f)(g)	275,000	272,633
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.65% 1/15/39 (e)(f)(g)	100,000	98,959
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (e)	600,000	598,098
Class ANM, 3.112% 11/5/32 (e)	100,000	99,488
BANK:
Series 2020-BN25 Class XB, 0.4398% 1/15/63 (f)(i)	2,000,000	64,775
Series 2021-BN33 Class XA, 1.0613% 5/15/64 (f)(i)	2,025,234	149,548
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	400,000	415,740
Series 2018-B2 Class ASB, 3.7802% 2/15/51	355,000	369,303
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	30,498
Series 2019-B12 Class XA, 1.0615% 8/15/52 (f)(i)	964,576	53,119
Series 2019-B14 Class XA, 0.7822% 12/15/62 (f)(i)	9,726,901	408,512
Series 2020-B17 Class XA, 1.418% 3/15/53 (f)(i)	2,096,249	164,645
Series 2020-B18 Class XA, 1.7918% 7/15/53 (f)(i)	1,483,350	149,743
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (e)(f)(g)	94,000	93,292
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.941% 9/15/26 (e)(f)(g)	531,000	520,707
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class A, 1 month U.S. LIBOR + 0.670% 0.8621% 3/15/37 (e)(f)(g)	1,544,957	1,531,309
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (e)(f)(g)	475,000	464,297
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.8433% 5/15/38 (e)(f)(g)	400,000	391,507
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (e)(f)(g)	680,000	673,193
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.067% 11/15/32 (e)(f)(g)	32,000	31,589
BX Trust:
floater:
Series 2018-EXCL Class A, 1 month U.S. LIBOR + 1.088% 1.2786% 9/15/37 (e)(f)(g)	1,071,051	1,057,626
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (e)(f)(g)	479,000	473,913
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.8269% 10/15/26 (e)(f)(g)	437,000	427,153
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8911% 1/15/34 (e)(f)(g)	111,000	108,254
Series 2021-SOAR Class A, 0.861% 6/15/38 (e)(f)	643,000	628,510
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (e)(f)(g)	1,501,627	1,495,041
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 1.261% 12/15/37 (e)(f)(g)	400,000	396,990
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,895,000	1,948,115
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (e)(f)(g)	100,000	98,747
Class B, 1 month U.S. LIBOR + 1.250% 1.4411% 11/15/36 (e)(f)(g)	100,000	98,496
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (e)	138,000	138,028
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (e)(f)(g)	2,888,914	2,856,453
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (e)(f)(g)	295,293	290,272
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	222,697	226,405
Series 2017-P7 Class AAB, 3.509% 4/14/50	399,998	410,171
Series 2019-GC41 Class XA, 1.0556% 8/10/56 (f)(i)	4,577,024	274,591
COMM Mortgage Trust:
sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	1,024,000	1,048,055
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,348,173	3,346,040
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.171% 5/15/36 (e)(f)(g)	1,800,000	1,785,546
Series 2018-SITE Class A, 4.284% 4/15/36 (e)	100,000	100,559
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	700,000	715,336
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (e)(f)(g)	650,000	636,592
Class B, 1 month U.S. LIBOR + 1.120% 1.3122% 11/15/38 (e)(f)(g)	375,000	367,040
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (e)(f)(g)	214,679	212,614
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2987% 2/25/31 (f)(g)	1,900,459	1,897,380
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2787% 4/25/31 (f)(g)	1,412,000	1,407,328
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2787% 5/25/28 (f)(g)	3,954,357	3,954,357
Series 2021-F114 Class A/S, 0.2687% 5/25/31 (f)	4,631,000	4,627,064
Series 2021-F115 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2587% 6/25/31 (f)(g)	3,954,298	3,948,142
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2287% 8/25/28 (f)(g)	1,064,000	1,057,584
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2687% 10/25/31 (f)(g)	6,376,000	6,364,919
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	250,000	244,447
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.891% 9/15/31 (e)(f)(g)	1,141,547	1,130,535
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.29% 10/15/31 (e)(f)(g)	1,400,000	1,382,416
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	59,707	60,610
Series 2011-GC5 Class A/S, 5.1577% 8/10/44 (e)(f)	1,043,691	1,046,376
Series 2013-GC13 Class A/S, 4.0643% 7/10/46 (e)(f)	140,000	142,964
Series 2013-GC16 Class A/S, 4.649% 11/10/46	275,000	283,289
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	157,247	160,389
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	115,609
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	400,000	409,153
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,000,000	1,063,358
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (e)	200,000	200,969
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C13 Class ASB, 3.4137% 1/15/46	153,957	155,594
Series 2013-LC11 Class A5, 2.9599% 4/15/46	218,000	219,276
Series 2020-NNN Class AFX, 2.8123% 1/16/37 (e)	670,000	664,291
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (e)	188,000	188,756
Series 2012-CBX Class A/S, 4.2707% 6/15/45	227,000	227,686
Series 2013-LC11 Class A/S, 3.216% 4/15/46	308,000	309,287
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (e)	59,000	60,241
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (e)(f)(g)	362,716	355,449
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.992% 4/15/38 (e)(f)(g)	2,700,000	2,661,154
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	937,093	951,351
Series 2016-C28 Class A3, 3.272% 1/15/49	79,477	80,430
Series 2012-C5 Class A/S, 3.792% 8/15/45	780,000	782,355
Series 2012-C6 Class A/S, 3.476% 11/15/45	1,400,000	1,406,579
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (e)(f)(g)	1,000,000	989,163
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (e)	279,000	279,690
Series 2019-MEAD Class B, 3.1771% 11/10/36 (e)(f)	26,000	25,579
Series 2021-L6 Class XA, 1.2365% 6/15/54 (f)(i)	996,576	80,147
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (e)	2,246,000	2,246,814
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.992% 4/15/36 (e)(f)(g)	1,900,000	1,873,787
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	100,000	102,648
Series 2017-C3 Class ASB, 3.215% 8/15/50	300,000	306,696
Series 2012-C1 Class A/S, 4.171% 5/10/45	10,258	10,254
UBS-Barclays Commercial Mortgage Trust:
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (e)	800,000	804,612
Series 2012-C3 Class A/S, 3.814% 8/10/49 (e)	435,000	437,525
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/42 (e)(f)(i)	1,600,000	51,165
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (e)(f)(g)	845,000	837,066
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	129,359	131,799
Series 2016-LC24 Class A3, 2.684% 10/15/49	200,000	197,897
Series 2018-C46 Class XA, 0.9348% 8/15/51 (f)(i)	1,161,847	45,171
Series 2019-C54 Class XA, 0.8352% 12/15/52 (f)(i)	5,952,653	318,397
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A/S, 3.66% 8/15/45	68,000	68,249
Series 2012-C9 Class A/S, 3.388% 11/15/45	186,000	187,069
Series 2013-C12 Class A/S, 3.56% 3/15/48	2,000,000	2,023,245
Series 2013-C16 Class A/S, 4.668% 9/15/46 (f)	830,000	856,254
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $76,488,108)		75,154,067
	Shares	Value

Money Market Funds - 7.1%
Fidelity Cash Central Fund 0.07% (j)
(Cost $31,716,417)	31,710,075	31,716,417
TOTAL INVESTMENT IN SECURITIES - 141.5%
(Cost $643,464,689)		632,434,992
NET OTHER ASSETS (LIABILITIES) - (41.5)%		(185,426,947)
NET ASSETS - 100%		$447,008,045

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/52	$(900,000)	$(879,694)
2.5% 3/1/52	(1,700,000)	(1,698,775)
3% 3/1/52	(1,500,000)	(1,524,580)
3% 3/1/52	(1,500,000)	(1,524,580)
3.5% 3/1/52	(1,800,000)	(1,857,330)
3.5% 3/1/52	(2,200,000)	(2,270,070)

TOTAL GINNIE MAE		(9,755,029)

Uniform Mortgage Backed Securities
1.5% 3/1/37	(1,500,000)	(1,459,688)
1.5% 3/1/37	(1,450,000)	(1,411,031)
1.5% 3/1/37	(1,500,000)	(1,459,688)
1.5% 3/1/37	(1,150,000)	(1,119,094)
2% 3/1/37	(3,250,000)	(3,225,117)
2% 3/1/52	(4,300,000)	(4,122,340)
2% 3/1/52	(1,500,000)	(1,438,026)
2% 3/1/52	(2,850,000)	(2,732,249)
2% 3/1/52	(2,075,000)	(1,989,269)
2% 3/1/52	(250,000)	(239,671)
2% 3/1/52	(650,000)	(623,144)
2.5% 3/1/52	(5,400,000)	(5,326,591)
2.5% 3/1/52	(3,950,000)	(3,896,304)
3% 3/1/52	(1,050,000)	(1,060,255)
3% 3/1/52	(1,050,000)	(1,060,255)
3% 3/1/52	(2,100,000)	(2,120,509)
3% 3/1/52	(1,000,000)	(1,009,766)
3% 3/1/52	(2,700,000)	(2,726,369)
3% 3/1/52	(900,000)	(908,790)
3% 3/1/52	(700,000)	(706,836)
3% 3/1/52	(350,000)	(353,418)
3.5% 3/1/52	(2,750,000)	(2,832,499)
3.5% 3/1/52	(250,000)	(257,500)
3.5% 3/1/52	(2,600,000)	(2,677,999)
3.5% 3/1/52	(2,700,000)	(2,780,999)
3.5% 3/1/52	(2,100,000)	(2,163,000)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(49,700,407)

TOTAL TBA SALE COMMITMENTS
(Proceeds $59,337,439)		$(59,455,436)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	104	June 2022	$13,253,500	$88,897	$88,897
CBOT 2-Year U.S. Treasury Note Contracts (United States)	7	June 2022	1,506,586	1	1
TOTAL PURCHASED FUTURES					88,898
Sold
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	25	June 2022	2,957,031	(11,737)	(11,737)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	112	June 2022	17,549,000	(230,795)	(230,795)
TOTAL SOLD FUTURES					(242,532)
TOTAL FUTURES CONTRACTS					$(153,634)

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

The notional amount of futures sold as a percentage of Net Assets is 4.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $60,377,995.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$600,000	$3,162	$568	$3,730
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	760,000	4,006	1,797	5,803
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	600,000	3,258	(3,283)	(25)

TOTAL CREDIT DEFAULT SWAPS						$10,426	$(918)	$9,508

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2024	$2,691,000	$(30,627)	$0	$(30,627)
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2027	3,149,000	(60,642)	0	(60,642)

TOTAL INTEREST RATE SWAPS							$(91,269)	$0	$(91,269)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,329,650.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $456,363.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $115,549.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,376,327 or 11.5% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$116,482,840	$111,999,268	$196,765,691	$28,770	$--	$--	$31,716,417	0.1%
Total	$116,482,840	$111,999,268	$196,765,691	$28,770	$--	$--	$31,716,417

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$7,878,307	$--	$7,878,307	$--
U.S. Government Agency - Mortgage Securities	496,198,047	--	496,198,047	--
Asset-Backed Securities	6,639,852	--	6,639,852	--
Collateralized Mortgage Obligations	14,848,302	--	14,848,302	--
Commercial Mortgage Securities	75,154,067	--	75,154,067	--
Money Market Funds	31,716,417	31,716,417	--	--
Total Investments in Securities:	$632,434,992	$31,716,417	$600,718,575	$--
Derivative Instruments:
Assets
Futures Contracts	$88,898	$88,898	$--	$--
Swaps	10,426	--	10,426	--
Total Assets	$99,324	$88,898	$10,426	$--
Liabilities
Futures Contracts	$(242,532)	$(242,532)	$--	$--
Swaps	(91,269)	--	(91,269)	--
Total Liabilities	$(333,801)	$(242,532)	$(91,269)	$--
Total Derivative Instruments:	$(234,477)	$(153,634)	$(80,843)	$--
Other Financial Instruments:
TBA Sale Commitments	$(59,455,436)	$--	$(59,455,436)	$--
Total Other Financial Instruments:	$(59,455,436)	$--	$(59,455,436)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$10,426	$0
Total Credit Risk	10,426	0
Interest Rate Risk
Futures Contracts(b)	88,898	(242,532)
Swaps(c)	0	(91,269)
Total Interest Rate Risk	88,898	(333,801)
Total Value of Derivatives	$99,324	$(333,801)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $611,748,272)	$600,718,575
Fidelity Central Funds (cost $31,716,417)	31,716,417
Total Investment in Securities (cost $643,464,689)		$632,434,992
Receivable for TBA sale commitments		59,337,439
Receivable for securities sold on a delayed delivery basis		2,511,299
Receivable for fund shares sold		2,831,326
Interest receivable		893,115
Distributions receivable from Fidelity Central Funds		2,439
Receivable for daily variation margin on centrally cleared OTC swaps		32,682
Bi-lateral OTC swaps, at value		10,426
Receivable from investment adviser for expense reductions		4,348
Total assets		698,058,066
Liabilities
Payable for investments purchased
Regular delivery	$6,962,045
Delayed delivery	183,585,558
TBA sale commitments, at value	59,455,436
Payable for swaps	3,283
Payable for fund shares redeemed	712,260
Distributions payable	3
Payable for daily variation margin on futures contracts	294,966
Other payables and accrued expenses	36,470
Total liabilities		251,050,021
Net Assets		$447,008,045
Net Assets consist of:
Paid in capital		$463,086,474
Total accumulated earnings (loss)		(16,078,429)
Net Assets		$447,008,045
Net Asset Value, offering price and redemption price per share ($447,008,045 ÷ 44,663,481 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$2,087,074
Income from Fidelity Central Funds		28,770
Total income		2,115,844
Expenses
Custodian fees and expenses	$12,874
Independent trustees' fees and expenses	721
Total expenses before reductions	13,595
Expense reductions	(6,389)
Total expenses after reductions		7,206
Net investment income (loss)		2,108,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,426,018)
Futures contracts	441,245
Swaps	(39,134)
Total net realized gain (loss)		(4,023,907)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,589,501)
Futures contracts	(120,342)
Swaps	(138,961)
TBA sale commitments	53,310
Total change in net unrealized appreciation (depreciation)		(12,795,494)
Net gain (loss)		(16,819,401)
Net increase (decrease) in net assets resulting from operations		$(14,710,763)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,108,638	$1,659,257
Net realized gain (loss)	(4,023,907)	586,313
Change in net unrealized appreciation (depreciation)	(12,795,494)	(1,429,345)
Net increase (decrease) in net assets resulting from operations	(14,710,763)	816,225
Distributions to shareholders	(2,606,299)	(6,038,131)
Share transactions
Proceeds from sales of shares	78,149,146	290,673,014
Reinvestment of distributions	2,606,017	6,037,875
Cost of shares redeemed	(43,088,611)	(53,114,500)
Net increase (decrease) in net assets resulting from share transactions	37,666,552	243,596,389
Total increase (decrease) in net assets	20,349,490	238,374,483
Net Assets
Beginning of period	426,658,555	188,284,072
End of period	$447,008,045	$426,658,555
Other Information
Shares
Sold	7,620,677	27,889,748
Issued in reinvestment of distributions	255,539	578,656
Redeemed	(4,211,885)	(5,101,809)
Net increase (decrease)	3,664,331	23,366,595

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Securitized Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.68	$10.45	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.049	.056	.209	.293	.008
Net realized and unrealized gain (loss)	(.389)	(.023)	.330	.475	–D
Total from investment operations	(.340)	.033	.539	.768	.008
Distributions from net investment income	(.060)	(.083)E	(.219)	(.318)	(.008)
Distributions from net realized gain	–	(.220)E	(.090)	–	–
Total distributions	(.060)	(.303)	(.309)	(.318)	(.008)
Net asset value, end of period	$10.01	$10.41	$10.68	$10.45	$10.00
Total ReturnF,G	(3.28)%	.32%	5.28%	7.83%	.08%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.01%J	.01%	.01%	.02%	- %J,K
Expenses net of fee waivers, if any	- %J,K	- %K	.01%	.01%	- %J,K
Expenses net of all reductions	- %J,K	- %K	.01%	.01%	- %J,K
Net investment income (loss)	.97%J	.54%	2.00%	2.92%	1.99%J
Supplemental Data
Net assets, end of period (000 omitted)	$447,008	$426,659	$188,284	$108,442	$10,381
Portfolio turnover rateL	794%J	1,091%	1,014%	1,434%	18%M

 A For the period August 17, 2018 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.0005 per share.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions and finance transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,115,893
Gross unrealized depreciation	(11,599,412)
Net unrealized appreciation (depreciation)	$(10,483,519)
Tax cost	$643,468,765

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$5,886	$8,810
Interest Rate Risk
Futures Contracts	441,245	(120,342)
Purchased Options	(19,724)	16,821
Swaps	(45,020)	(147,771)
Total Interest Rate Risk	376,501	(251,292)
Totals	$382,387	$(242,482)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	1,243,961,502	1,281,785,670

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,352.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $37.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Series Investment Grade Securitized Fund	-%-C
Actual		$1,000.00	$967.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Securitized Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGS-SANN-0422
1.9891238.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022